UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21673

THE ALLIANCEBERNSTEIN POOLING PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: August 31, 2008

Date of reporting period: May 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Pooling Portfolios

U.S. Value Portfolio

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.0%
Financials - 25.9%
Capital Markets - 2.3%
Deutsche Bank AG	114,500	$12,190,815
The Goldman Sachs Group, Inc.	25,000	4,410,250
Merrill Lynch & Co., Inc.	300,200	13,184,784
Morgan Stanley	739,800	32,721,354

		62,507,203

Commercial Banks - 2.9%
Comerica, Inc.	252,300	9,380,514
Fifth Third Bancorp	430,500	8,050,350
Keycorp	89,900	1,750,353
National City Corp.	511,700	2,988,328
SunTrust Banks, Inc.	153,500	8,014,235
U.S. Bancorp	299,300	9,933,767
Wachovia Corp.	1,088,200	25,899,160
Wells Fargo & Co.	549,200	15,141,444

		81,158,151

Consumer Finance - 0.7%
Discover Financial Services	1,137,300	19,504,695

Diversified Financial Services - 7.1%
Bank of America Corp.	1,964,800	66,822,848
Citigroup, Inc.	2,676,200	58,582,018
JP Morgan Chase & Co.	1,587,000	68,241,000

		193,645,866

Insurance - 10.6%
ACE Ltd.	354,700	21,306,829
Allstate Corp.	488,800	24,899,472
American International Group, Inc.	1,119,700	40,309,200
Chubb Corp.	398,500	21,423,360
Everest Re Group Ltd.	65,500	5,745,660
Fidelity National Financial, Inc.-Class A	522,500	8,934,750
Genworth Financial, Inc.-Class A	739,000	16,331,900
Hartford Financial Services Group, Inc.	299,500	21,285,465
MetLife, Inc.	365,500	21,940,965
Old Republic International Corp.	625,200	9,409,260
PartnerRe Ltd.	66,100	4,870,909
The Progressive Corp.	883,600	17,725,016
RenaissanceRe Holdings Ltd.	128,700	6,712,992

Safeco Corp.	163,500	10,954,500
Torchmark Corp.	101,400	6,429,774
The Travelers Co., Inc.	509,000	25,353,290
Unum Group	715,800	17,236,464
XL Capital Ltd.-Class A	289,200	10,095,972

		290,965,778

Thrifts & Mortgage Finance - 2.3%
Federal Home Loan Mortgage Corp.	780,700	19,845,394
Federal National Mortgage Association	979,600	26,468,792
Washington Mutual, Inc. (Private Placement) (a)	1,364,000	12,303,280
Washington Mutual, Inc.	481,300	4,341,326

		62,958,792

		710,740,485

Energy - 18.9%
Oil, Gas & Consumable Fuels - 18.9%
Anadarko Petroleum Corp.	372,300	27,911,331
Apache Corp.	135,500	18,165,130
BP PLC (Sponsored) (ADR)	170,700	12,377,457
Chevron Corp.	1,001,700	99,318,555
ConocoPhillips	827,300	77,021,630
Devon Energy Corp.	182,100	21,112,674
Exxon Mobil Corp.	1,938,300	172,043,508
Marathon Oil Corp.	467,000	23,999,130
Occidental Petroleum Corp.	178,500	16,409,505
Royal Dutch Shell PLC (ADR)	171,300	14,644,437
Sunoco, Inc.	141,500	6,292,505
Total SA (Sponsored) (ADR)	162,000	14,136,120
Valero Energy Corp.	316,700	16,101,028

		519,533,010

Consumer Discretionary - 9.6%
Auto Components - 0.6%
Autoliv, Inc.	162,800	8,900,276
Magna International, Inc.-Class A	109,000	7,804,400

		16,704,676

Automobiles - 0.5%
General Motors Corp.	778,000	13,303,800

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp.	143,200	8,494,624

Household Durables - 0.8%
Black & Decker Corp.	123,600	7,996,920
Centex Corp.	218,900	4,121,887
KB Home	227,500	4,666,025
Newell Rubbermaid, Inc.	90,900	1,825,272
Pulte Homes, Inc.	262,000	3,204,260

		21,814,364

Leisure, Equipment & Products - 0.2%
Brunswick Corp.	420,500	5,760,850

Media - 3.5%
CBS Corp.-Class B	617,300	13,321,334
Gannett Co., Inc.	473,300	13,635,773
Time Warner, Inc.	1,792,700	28,468,076
Viacom, Inc.-Class B (a)	368,800	13,210,416
The Walt Disney Co.	830,600	27,908,160

		96,543,759

Multiline Retail - 0.9%
Family Dollar Stores, Inc.	383,000	8,196,200
Macy’s, Inc.	743,300	17,593,911

		25,790,111

Specialty Retail - 2.0%
AutoNation, Inc. (a)	175,700	2,774,303
The Gap, Inc.	655,500	11,962,875
Home Depot, Inc.	665,700	18,213,552
Limited Brands, Inc.	282,000	5,465,160
Lowe’s Cos, Inc.	246,700	5,920,800
Office Depot, Inc. (a)	813,200	10,327,640

		54,664,330

Textiles Apparel & Luxury Goods - 0.8%
Jones Apparel Group, Inc.	864,600	14,542,572
VF Corp.	76,335	5,778,559

		20,321,131

		263,397,645

Consumer Staples - 9.2%
Beverages - 1.8%
The Coca-Cola Co.	51,900	2,971,794
Coca-Cola Enterprises, Inc.	775,300	15,614,542
Molson Coors Brewing Co.-Class B	308,000	17,864,000
Pepsi Bottling Group, Inc.	393,800	12,766,996

		49,217,332

Food & Staples Retailing - 1.9%
The Kroger Co.	398,300	11,009,012
Safeway, Inc.	458,600	14,615,582
Supervalu, Inc.	557,600	19,555,032
Wal-Mart Stores, Inc.	100,000	5,774,000

		50,953,626

Food Products - 1.6%
ConAgra Foods, Inc.	419,900	9,901,242
Del Monte Foods Co.	590,000	5,138,900
Kraft Foods, Inc.-Class A	173,300	5,628,784
Sara Lee Corp.	953,700	13,141,986
Tyson Foods, Inc.-Class A	573,300	10,800,972

		44,611,884

Household Products - 1.7%
Procter & Gamble Co.	718,900	47,483,345

Tobacco - 2.2%
Altria Group, Inc.	560,300	12,472,278
Philip Morris International, Inc. (a)	560,300	29,505,398
Reynolds American, Inc.	325,600	17,881,952

		59,859,628

		252,125,815

Health Care - 8.0%
Health Care Equipment & Supplies - 0.2%
Covidien Ltd.	95,000	4,758,550

Health Care Providers & Services - 1.3%
AmerisourceBergen Corp.-Class A	156,700	6,476,411
Cardinal Health, Inc.	263,700	14,909,598
McKesson Corp.	234,800	13,536,220

		34,922,229

Pharmaceuticals - 6.5%
GlaxoSmithKline PLC (Sponsored) (ADR)	301,400	13,421,342
Johnson & Johnson	392,000	26,162,080
Merck & Co., Inc.	507,800	19,783,888
Pfizer, Inc.	3,541,100	68,555,696
Sanofi-Aventis SA (ADR)	324,800	12,121,536
Schering-Plough Corp.	673,600	13,741,440
Wyeth	563,300	25,049,951

		178,835,933

		218,516,712

Industrials - 7.6%
Aerospace & Defense - 0.9%
Lockheed Martin Corp.	30,400	3,326,976
Northrop Grumman Corp.	285,100	21,513,646

		24,840,622

Commercial Services & Supplies - 0.6%
Allied Waste Industries, Inc. (a)	1,261,500	16,992,405

Industrial Conglomerates - 4.5%
3M Co.	98,900	7,670,684
General Electric Co.	2,913,700	89,508,864
Tyco International Ltd.	553,700	25,021,703

		122,201,251

Machinery - 1.5%
Caterpillar, Inc.	218,100	18,023,784
Cummins, Inc.	81,000	5,704,020
SPX Corp.	132,300	17,580,024

		41,307,828

Road & Rail - 0.1%
Avis Budget Group, Inc. (a)	273,600	3,808,512

		209,150,618

Telecommunication Services - 7.4%
Diversified Telecommunication Services - 6.0%
AT&T, Inc.	2,769,300	110,495,070
Verizon Communications, Inc.	1,396,500	53,723,355

		164,218,425

Wireless Telecommunication Services - 1.4%
Sprint Nextel Corp.	2,560,100	23,962,536
Vodafone Group PLC (ADR)	432,800	13,888,552

		37,851,088

		202,069,513

Materials - 6.1%
Chemicals - 2.5%
Ashland, Inc.	162,300	8,710,641
Dow Chemical Co.	718,800	29,039,520
E.I. Du Pont de Nemours & Co.	585,000	28,027,350
Lubrizol Corp.	41,257	2,314,518

		68,092,029

Containers & Packaging - 1.5%
Ball Corp.	309,300	16,794,990
Owens-Illinois, Inc. (a)	275,200	15,746,944
Smurfit-Stone Container Corp. (a)	439,600	2,958,508
Sonoco Products Co.	210,400	7,284,048

		42,784,490

Metals & Mining - 2.1%
Alcoa, Inc.	784,000	31,822,560
ArcelorMittal	250,200	24,852,366

		56,674,926

		167,551,445

Information Technology - 3.5%
Computers & Peripherals - 0.9%
International Business Machines Corp.	66,800	8,645,924
Lexmark International, Inc.-Class A (a)	285,800	10,534,588
Western Digital Corp. (a)	177,060	6,645,062

		25,825,574

Electronic Equipment & Instruments - 2.2%
Arrow Electronics, Inc. (a)	328,700	10,077,942
Avnet, Inc. (a)	442,200	13,053,744
Flextronics International Ltd. (a)	1,218,278	13,047,757
Ingram Micro, Inc.-Class A (a)	436,100	7,906,493
Sanmina-SCI Corp. (a)	599,600	899,400
Tech Data Corp. (a)	167,500	6,128,825
Tyco Electronics Ltd.	95,000	3,811,400
Vishay Intertechnology, Inc. (a)	524,900	5,290,992

		60,216,553

IT Services - 0.4%
Electronic Data Systems Corp.	441,500	10,812,335

		96,854,462

Utilities - 0.8%
Electric Utilities - 0.6%
Entergy Corp.	143,700	17,354,649

Multi-Utilities - 0.2%
Wisconsin Energy Corp.	85,125	4,089,405

		21,444,054

Total Common Stocks (cost $2,721,945,629)		2,661,383,759

SHORT-TERM INVESTMENTS - 2.9%
Investment Companies - 2.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $80,096,139)	80,096,139	80,096,139

Total Investments - 99.9% (cost $2,802,041,768)		2,741,479,898
Other assets less liabilities - 0.1%		2,048,467

Net Assets - 100.0%		$2,743,528,365

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Pooling Portfolios

U.S. Large Cap Growth Portfolio

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Information Technology - 33.2%
Communications Equipment - 8.5%
Cisco Systems, Inc. (a)	3,354,100	$89,621,552
Nokia OYJ (Sponsored)-Class A (ADR)	1,079,800	30,666,320
Research In Motion Ltd. (a)	857,100	119,025,477

		239,313,349

Computers & Peripherals - 11.4%
Apple, Inc. (a)	999,035	188,567,856
Hewlett-Packard Co.	2,833,250	133,332,745

		321,900,601

Internet Software & Services - 6.9%
Google, Inc.-Class A (a)	331,255	194,049,179

Semiconductors & Semiconductor Equipment - 4.5%
Broadcom Corp.-Class A (a)	672,000	19,279,680
MEMC Electronic Materials, Inc. (a)	758,650	52,088,909
Nvidia Corp. (a)	2,242,300	55,384,810

		126,753,399

Software - 1.9%
Microsoft Corp.	693,700	19,645,584
Salesforce.com, Inc. (a)	224,900	16,262,519
VMware, Inc.-Class A (a)	279,200	19,172,664

		55,080,767

		937,097,295

Health Care - 18.0%
Biotechnology - 7.8%
Celgene Corp. (a)	1,021,100	62,144,146
Genentech, Inc. (a)	701,500	49,715,305
Gilead Sciences, Inc. (a)	1,956,750	108,247,410

		220,106,861

Health Care Equipment & Supplies - 3.8%
Alcon, Inc.	411,250	64,566,250
Baxter International, Inc.	445,500	27,220,050
Becton Dickinson & Co.	202,300	17,084,235

		108,870,535

Health Care Providers & Services - 2.2%
Medco Health Solutions, Inc. (a)	1,287,800	62,393,910

Pharmaceuticals - 4.2%
Abbott Laboratories	1,051,500	59,252,025
Teva Pharmaceutical Industries Ltd.
(Sponsored) (ADR)	1,291,400	59,055,722

		118,307,747

		509,679,053

Financials - 10.6%
Capital Markets - 4.9%
The Blackstone Group LP	648,400	12,624,348
Franklin Resources, Inc.	578,200	58,525,404
The Goldman Sachs Group, Inc.	238,835	42,132,883
Merrill Lynch & Co., Inc.	563,500	24,748,920

		138,031,555

Diversified Financial Services - 4.8%
CME Group, Inc.-Class A	260,650	112,157,695
NYSE Euronext	359,800	22,998,416

		135,156,111

Thrifts & Mortgage Finance - 0.9%
Federal National Mortgage Association	960,000	25,939,200

		299,126,866

Energy - 9.8%
Energy Equipment & Services - 6.9%
Baker Hughes, Inc.	188,950	16,744,749
Cameron International Corp. (a)	464,100	24,704,043
National Oilwell Varco, Inc. (a)	286,400	23,862,848
Schlumberger Ltd.	997,350	100,862,006
Transocean, Inc.	187,050	28,093,039

		194,266,685

Oil, Gas & Consumable Fuels - 2.9%
Apache Corp.	95,500	12,802,730
EOG Resources, Inc.	541,400	69,640,282

		82,443,012

		276,709,697

Industrials - 8.8%
Aerospace & Defense - 2.8%
Honeywell International, Inc.	1,343,785	80,116,462

Construction & Engineering - 1.7%
Fluor Corp.	189,350	35,323,242
Foster Wheeler Ltd. (a)	157,100	11,966,307

		47,289,549

Electrical Equipment - 0.6%
Emerson Electric Co.	255,600	14,870,808
First Solar, Inc. (a)	10,100	2,702,154

		17,572,962

Industrial Conglomerates - 1.2%
Textron, Inc.	540,200	33,789,510

Machinery - 1.7%
Deere & Co.	573,650	46,660,691

Road & Rail - 0.8%
Union Pacific Corp.	265,900	21,886,229

		247,315,403

Consumer Staples - 8.0%
Beverages - 2.2%
The Coca-Cola Co.	527,800	30,221,828
PepsiCo, Inc.	478,300	32,667,890

		62,889,718

Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	595,600	42,478,192
Wal-Mart Stores, Inc.	439,200	25,359,408

		67,837,600

Food Products - 2.3%
WM Wrigley Jr Co.	818,200	63,107,766

Household Products - 1.1%
Colgate-Palmolive Co.	348,200	25,892,152
Procter & Gamble Co.	93,225	6,157,511

		32,049,663

		225,884,747

Materials - 5.9%
Chemicals - 5.1%
Air Products & Chemicals, Inc.	412,300	42,021,616
Monsanto Co.	800,340	101,963,316

		143,984,932

Metals & Mining - 0.8%
Rio Tinto PLC (ADR)	44,805	21,640,815

		165,625,747

Consumer Discretionary - 3.3%
Hotels, Restaurants & Leisure - 1.5%
McDonald’s Corp.	268,850	15,948,182
Starbucks Corp. (a)	862,800	15,694,332
Yum! Brands, Inc.	253,100	10,048,070

		41,690,584

Multiline Retail - 1.0%
Kohl’s Corp. (a)	416,800	18,672,640
Target Corp.	200,550	10,701,348

		29,373,988

Textiles Apparel & Luxury Goods - 0.8%
Nike, Inc.-Class B	325,800	22,274,946

		93,339,518

Telecommunication Services - 1.3%
Wireless Telecommunication Services - 1.3%
America Movil SAB de CV Series L (ADR)	622,000	37,176,940

Total Common Stocks (cost $2,416,856,963)		2,791,955,266

SHORT-TERM INVESTMENTS - 1.1%
Investment Companies - 1.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $32,765,112)	32,765,112	32,765,112

Total Investments - 100.0% (cost $2,449,622,075)		2,824,720,378
Other assets less liabilities - 0.0%		(1,355,163)

Net Assets - 100.0%		$2,823,365,215

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR            -            American Depositary Receipt

AllianceBernstein Pooling Portfolios

Global Real Estate Investment Portfolio

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.1%
Equity:Other - 46.3%
Diversified/Specialty - 40.7%
Alexandria Real Estate Equities, Inc.	120,300	$12,547,290
BioMed Realty Trust, Inc.	235,200	6,181,056
British Land Co. PLC	1,156,226	18,364,232
Canadian Real Estate Investment Trust	460,162	14,171,656
DB RREEF Trust	18,518,133	28,011,967
Digital Realty Trust, Inc.	473,400	20,024,820
Entertainment Properties Trust	303,600	16,713,180
Hang Lung Properties Ltd.	8,565,000	32,634,692
Henderson Land Development Co., Ltd.	2,586,000	17,998,150
Kerry Properties Ltd.	5,155,191	35,293,242
Land Securities Group PLC	799,492	22,386,280
Lend Lease Corp. Ltd.	2,047,400	23,848,207
Mitsubishi Estate Co., Ltd.	1,117,000	30,105,154
Mitsui Fudosan Co., Ltd.	1,030,000	25,565,470
Morguard Real Estate Investment Trust	435,300	5,782,971
New World Development Co., Ltd.	10,170,338	25,604,714
Plum Creek Timber Co., Inc. (REIT)	123,900	5,779,935
Rayonier, Inc.	202,522	9,611,694
Stockland	966,872	5,838,513
Stockland-New	22,457	122,347
Sumitomo Realty & Development	504,000	12,918,254
Sun Hung Kai Properties Ltd.	2,990,600	48,162,830
Tokyu Land Corp.	2,180,000	15,657,668
Unibail	218,718	56,889,001
Vornado Realty Trust	165,700	16,193,861
Wereldhave NV	76,200	8,886,051

		515,293,235

Health Care - 4.9%
HCP, Inc.	271,200	9,291,312
Health Care REIT, Inc.	333,100	16,088,730
Nationwide Health Properties, Inc.	350,100	11,948,913
Omega Healthcare Investors, Inc.	468,600	8,350,452
Ventas, Inc.	329,000	15,680,140

		61,359,547

Triple Net - 0.7%
National Retail Properties, Inc.	383,000	8,697,930

		585,350,712

Retail - 20.7%
Regional Mall - 9.1%
CBL & Associates Properties, Inc.	116,500	3,065,115
General Growth Properties, Inc.	446,900	18,573,164
Macerich Co.	111,900	8,004,207
Simon Property Group, Inc.	436,600	43,380,576
Taubman Centers, Inc.	213,400	11,470,250
Westfield Group	1,896,464	30,961,739

		115,455,051

Regional Malls - 0.1%
Westfield Group (a)	57,872	849,625

Shopping Center/Other Retail - 11.5%
CapitaMall Trust	7,972,800	19,382,240
Citycon Oyj	1,718,526	9,362,572
Corio NV	66,900	5,865,349
Federal Realty Investment Trust	72,200	5,820,764
Hammerson PLC	420,504	7,628,578
Kimco Realty Corp.	298,700	11,753,845
Klepierre	714,637	42,287,862
Liberty International PLC	326,100	5,705,932
Macquarie CountryWide Trust	4,042,700	4,565,138
Mercialys SA	37,385	1,884,046
New World Department Store China Ltd. (a)	53,722	54,761
Primaris Retail Real Estate Investment Trust	362,699	6,388,116
Regency Centers Corp.	95,500	6,349,795
RioCan Real Estate Investment Trust (b)	132,100	2,839,831
RioCan Real Estate Investment Trust	296,891	6,382,429
Tanger Factory Outlet Centers	251,700	9,625,008

		145,896,266

		262,200,942

Office - 14.5%
Office - 14.5%
Allied Properties Real Estate Investment Trust	464,232	10,157,411
Beni Stabili SpA	221,162	234,940
Boston Properties, Inc.	109,600	10,712,304
Brookfield Properties Corp.	709,924	14,276,572
Castellum AB	1,084,500	11,942,641
Cominar Real Estate Investment Trust	368,114	7,720,910
Derwent Valley Holdings PLC	346,932	8,104,435
Dundee Real Estate Investment Trust	192,200	6,497,582
Great Portland Estates PLC	1,030,700	7,903,237
Highwoods Properties, Inc.	207,500	7,470,000

Hufvudstaden AB-Class A	13,800	144,440
ING Office Fund	8,019,300	10,168,439
IVG Immobilien AG	37,437	897,566
Japan Real Estate Investment Corp.-Class A	1,520	18,737,455
Nippon Building Fund, Inc.-Class A	721	9,573,214
Nomura Real Estate Office Fund, Inc.-Class A	835	6,646,780
Norwegian Property ASA	1,134,200	7,812,265
NTT Urban Development Corp.	23,825	39,117,407
SL Green Realty Corp.	55,200	5,503,440

		183,621,038

Residential - 6.3%
Multi-Family - 4.7%
Apartment Investment & Management Co.-Class A	147,924	5,853,353
AvalonBay Communities, Inc.	58,950	5,965,740
Boardwalk Real Estate Investment Trust	153,328	6,504,403
Equity Residential	346,284	14,644,350
Essex Property Trust, Inc.	48,200	5,758,454
Home Properties, Inc.	113,000	5,785,600
Mid-America Apartment Communities, Inc.	161,000	9,012,780
UDR, Inc.	256,450	6,344,573

		59,869,253

Self Storage - 1.6%
Extra Space Storage, Inc.	328,500	5,469,525
Public Storage	166,900	14,708,897

		20,178,422

		80,047,675

Lodging - 4.8%
Lodging - 4.8%
Ashford Hospitality Trust, Inc.	802,100	4,924,894
DiamondRock Hospitality Co.	804,430	11,028,735
Fonciere Des Murs	198,200	7,055,887
Host Hotels & Resorts, Inc.	617,257	10,610,648
Marriott International, Inc.-Class A	186,000	6,121,260
Starwood Hotels & Resorts Worldwide, Inc.	74,325	3,597,330
Strategic Hotels & Resorts, Inc.	449,500	6,180,625
Sunstone Hotel Investors, Inc.	551,227	10,611,120

		60,130,499

Industrial - 4.5%
Industrial Warehouse Distribution - 4.5%
Ascendas Real Estate Investment Trust	10,804,000	19,580,065
Prologis	554,500	34,340,185
Segro PLC	427,723	3,532,216

		57,452,466

Total Common Stocks (cost $1,183,714,065)		1,228,803,332

SHORT-TERM INVESTMENTS - 2.2%
Investment Companies - 2.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $28,039,222)	28,039,222	28,039,222

Total Investments - 99.3% (cost $1,211,753,287)		1,256,842,554
Other assets less liabilities - 0.7%		9,073,086

Net Assets - 100.0%		$1,265,915,640

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the market value of this security amounted to $2,839,831 or 0.2% of net assets.
(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Country Breakdown *

May 31, 2008 (unaudited)

Summary

36.6%	United States
12.7%	Hong Kong
12.6%	Japan
8.6%	France
8.3%	Australia
6.4%	Canada
5.9%	United Kingdom
3.1%	Singapore
1.2%	Netherlands
1.0%	Sweden
0.7%	Finland
0.6%	Norway
0.1%	Germany
0.0%	Other
2.2%	Short-Term Investments

100.0%	Total Investments

*	All data are as of May 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 0.1% or less in the following countries: China, Italy.

AllianceBernstein Pooling Portfolios

International Value Portfolio

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 95.2%
Financials - 29.3%
Capital Markets - 4.5%
Credit Suisse Group AG	525,900	$26,784,084
Deutsche Bank AG	351,500	37,350,644

		64,134,728

Commercial Banks - 13.4%
Bank Hapoalim BM	4,300	22,008
Barclays PLC	2,993,300	22,229,996
BNP Paribas SA	296,200	30,548,935
Credit Agricole SA	810,271	21,429,964
HBOS PLC	4,743,440	37,616,809
Kookmin Bank	222,700	13,870,971
Royal Bank of Scotland Group PLC (London Virt-X)	4,715,071	21,370,451
Societe Generale (a)	215,381	22,378,905
Societe Generale-New (a)	42,095	4,309,194
Sumitomo Mitsui Financial Group, Inc.	2,108	18,155,040

		191,932,273

Consumer Finance - 1.9%
ORIX Corp.	140,810	26,613,199

Diversified Financial Services - 4.2%
Fortis (Euronext Amsterdam)	9,832	240,084
Fortis (Euronext Brussels)	1,034,266	25,300,600
ING Groep NV	922,011	35,206,851

		60,747,535

Insurance - 5.3%
Allianz SE	166,300	31,512,111
Aviva PLC	1,294,995	16,183,593
Fondiaria-Sai SpA (ordinary shares)	188,800	7,157,909
Fondiaria-Sai SpA (saving shares)	19,000	472,316
Muenchener Rueckversicherungs AG	111,300	20,852,190

		76,178,119

		419,605,854

Materials - 17.1%
Chemicals - 7.2%
BASF SE	349,500	52,294,837
Koninklijke Dsm NV	268,600	16,453,556
Mitsubishi Chemical Holdings Corp.	2,029,000	14,397,199
Mitsui Chemicals, Inc.	1,280,000	7,351,680
Solvay SA-Class A	86,400	12,374,935

		102,872,207

Metals & Mining - 8.6%
Antofagasta PLC	308,300	4,215,041
ArcelorMittal (Euronext Paris)	252,532	25,001,241
Cia Vale do Rio Doce (Sponsored) (ADR)	471,700	15,533,081
JFE Holdings, Inc.	656,000	37,081,340
Kazakhmys PLC	405,200	13,575,412
MMC Norilsk Nickel (ADR)	363,500	10,690,535
Xstrata PLC	207,440	16,414,481

		122,511,131

Paper & Forest Products - 1.3%
Stora Enso Oyj-Class R	727,900	8,854,900
Svenska Cellulosa AB-Class B	643,200	10,327,952

		19,182,852

		244,566,190

Energy - 16.3%
Oil, Gas & Consumable Fuels - 16.3%
China Petroleum & Chemical Corp.-Class H	20,274,500	20,478,791
ENI SpA	800,400	32,656,829
LUKOIL (ADR)	162,250	17,969,187
Petro-Canada	405,600	23,402,826
Royal Dutch Shell PLC-Class A	1,594,552	68,080,256
StatoilHydro ASA	903,150	35,240,911
Total SA	418,800	36,500,407

		234,329,207

Consumer Discretionary - 8.9%
Auto Components - 2.0%
Compagnie Generale des Etablissements Michelin-Class B	167,400	14,987,940
Hyundai Mobis	148,510	13,235,650

		28,223,590

Automobiles - 4.8%
Nissan Motor Co. Ltd.	4,153,800	36,900,177
Renault SA	317,600	32,608,422

		69,508,599

Household Durables - 1.2%
Sharp Corp.	845,000	14,754,819
Taylor Wimpey PLC	1,752,944	2,957,338

		17,712,157

Media - 0.9%
Lagardere SCA	174,400	12,598,237

		128,042,583

Information Technology - 6.9%
Computers & Peripherals - 4.2%
Asustek Computer, Inc.	2,249,000	6,491,788
Compal Electronics, Inc. (GDR) (b)	2,179,452	11,965,192
Fujitsu Ltd.	2,906,000	23,537,417
Toshiba Corp.	2,116,000	18,654,675

		60,649,072

Semiconductors & Semiconductor Equipment - 2.7%
Hynix Semiconductor, Inc. (a)	433,500	13,052,690
Samsung Electronics Co., Ltd.	12,150	8,745,777
United Microelectronics Corp.	27,215,479	16,946,784

		38,745,251

		99,394,323

Telecommunication Services - 4.8%
Diversified Telecommunication Services - 3.0%
China Netcom Group Corp. Ltd.	5,620,000	19,480,132
Nippon Telegraph & Telephone Corp.	2,031	9,850,464
Telecom Italia SpA	6,603,400	14,527,322

		43,857,918

Wireless Telecommunication Services - 1.8%
Vodafone Group PLC	7,993,937	25,669,462

		69,527,380

Industrials - 3.4%
Aerospace & Defense - 0.3%
BAE Systems PLC	400,702	3,601,258

Airlines - 1.5%
Air France-KLM	298,000	7,963,122
Deutsche Lufthansa AG	547,700	14,181,271

		22,144,393

Marine - 1.6%
Mitsui OSK Lines Ltd.	968,000	14,623,721
Nippon Yusen KK	820,000	8,344,668

		22,968,389

		48,714,040

Utilities - 3.2%
Electric Utilities - 3.2%
E.ON AG	112,800	23,969,501
The Tokyo Electric Power Co. Inc	871,100	21,231,423

		45,200,924

Health Care - 3.0%
Pharmaceuticals - 3.0%
GlaxoSmithKline PLC	971,500	21,515,432
Sanofi-Aventis SA	283,319	21,123,619

		42,639,051

Consumer Staples - 2.3%
Food & Staples Retailing - 1.6%
Koninklijke Ahold NV	1,526,340	22,824,886

Food Products - 0.7%
Associated British Foods PLC	634,800	10,836,996

		33,661,882

Total Common Stocks (cost $1,278,253,830)		1,365,681,434

NON-CONVERTIBLE - PREFERRED STOCKS - 0.4%
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Samsung Electronics Co., Ltd. (cost $5,490,011)	11,500	5,874,557

RIGHTS - 0.1%
Financials - 0.1%
Commercial Banks - 0.1%
Royal Bank of Scotland Group PLC (a) (cost $5,754,326)	2,881,432	1,598,192

SHORT-TERM INVESTMENTS - 2.8%
Investment Companies - 2.8%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $39,156,571)	39,156,571	39,156,571

Total Investments - 98.5% (cost $1,328,654,738)		1,412,310,754
Other assets less liabilities - 1.5%		21,930,498

Net Assets - 100.0%		$1,434,241,252

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	248	June 2008	$13,899,510	$14,564,926	$665,416

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the market value of this security amounted to $11,965,192 or 0.8% of net assets.
(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown *

May 31, 2008 (unaudited)

Summary

17.8%	Japan
14.5%	France
14.0%	United Kingdom
12.7%	Germany
11.9%	Netherlands
3.9%	Italy
3.9%	South Korea
2.8%	China
2.7%	Belgium
2.5%	Taiwan
2.5%	Norway
2.0%	Russia
1.9%	Switzerland
4.1%	Other
2.8%	Short-Term Investments

100.0%	Total Investments

*	All data are as of May 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.9% or less in the following countries: Brazil, Canada, Finland, Israel, Sweden.

AllianceBernstein Pooling Portfolios

International Growth Portfolio

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.6%
Materials - 26.1%
Chemicals - 8.7%
Bayer AG	455,753	$40,340,087
Incitec Pivot Ltd.	191,219	31,844,665
Potash Corp. of Saskatchewan	97,480	19,405,343
Syngenta AG	113,999	34,897,126

		126,487,221

Metals & Mining - 17.4%
Anglo American PLC	626,713	42,704,845
BHP Billiton PLC	1,403,793	53,404,012
Cia Vale do Rio Doce (ADR)	848,800	33,765,264
Rio Tinto PLC	557,925	67,104,914
Xstrata PLC	692,887	54,827,324

		251,806,359

		378,293,580

Industrials - 15.1%
Aerospace & Defense - 2.4%
BAE Systems PLC	3,873,864	34,815,856

Electrical Equipment - 3.8%
ABB Ltd. (b)	1,676,970	54,475,993

Industrial Conglomerates - 0.5%
Murray & Roberts Holdings Ltd.	654,645	7,559,045

Machinery - 1.0%
Atlas Copco AB-Class A	845,224	14,987,019

Trading Companies & Distributors - 7.4%
Mitsubishi Corp.	1,296,800	44,813,030
Mitsui & Co. Ltd.	2,540,000	62,307,850

		107,120,880

		218,958,793

Consumer Staples - 13.6%
Food & Staples Retailing - 2.7%
Tesco PLC	4,790,247	39,350,024

Food Products - 6.5%
Nestle SA	122,665	60,333,386
Unilever PLC	1,019,481	33,755,599

		94,088,985

Household Products - 2.2%
Reckitt Benckiser PLC	541,553	31,917,704

Tobacco - 2.2%
British American Tobacco PLC	834,946	31,246,210

		196,602,923

Energy - 8.6%
Energy Equipment & Services - 2.3%
Technip SA	112,930	10,604,863
Tenaris SA (ADR)	172,200	10,555,860
WorleyParsons Ltd.	326,004	11,644,306

		32,805,029

Oil, Gas & Consumable Fuels - 6.3%
Gazprom OAO (Sponsored) (ADR) (a)	254,892	15,395,477
Petroleo Brasileiro SA (ADR)	313,200	22,080,600
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	194,996	8,319,312
StatoilHydro ASA	641,840	25,044,595
Total SA	241,024	21,006,385

		91,846,369

		124,651,398

Financials - 7.4%
Capital Markets - 4.4%
Credit Suisse Group AG	141,000	7,181,129
ICAP PLC	1,076,143	13,132,794
Julius Baer Holding AG	90,786	7,438,214
Man Group PLC	2,937,666	36,169,393

		63,921,530

Commercial Banks - 1.7%
Banco Santander Central Hispano SA	1,170,133	24,409,125

Diversified Financial Services - 1.3%
Deutsche Boerse AG	126,421	18,104,406

		106,435,061

Health Care - 7.1%
Biotechnology - 1.1%
CSL Ltd./Australia	417,014	15,877,459

Health Care Equipment & Supplies - 2.8%
Alcon, Inc.	121,400	19,059,800
Essilor International SA	349,361	21,964,574

		41,024,374

Pharmaceuticals - 3.2%
Novo Nordisk A/S-Class B	170,472	11,085,326
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	760,000	34,754,800

		45,840,126

		102,741,959

Utilities - 6.9%
Electric Utilities - 3.3%
CEZ	122,248	10,046,384

E.ON AG	176,128	37,426,421

		47,472,805

Independent Power Producers & Energy Traders - 1.6%
Iberdrola Renovables SA (b)	1,134,992	8,135,837
International Power PLC	1,799,559	15,856,771

		23,992,608

Multi-Utilities - 2.0%
Suez SA	387,781	28,874,362

		100,339,775

Telecommunication Services - 5.2%
Diversified Telecommunication Services - 2.8%
Telefonica SA	1,387,120	39,775,173

Wireless Telecommunication Services - 2.4%
Vodafone Group PLC	10,918,050	35,059,130

		74,834,303

Information Technology - 4.3%
Communications Equipment - 1.8%
Research In Motion Ltd. (b)	183,400	25,468,758

Software - 2.5%
Nintendo Co. Ltd.	66,600	36,683,079

		62,151,837

Consumer Discretionary - 3.3%
Automobiles - 0.6%
Porsche Automobil Holding SE	48,427	9,015,725

Media - 1.9%
Eutelsat Communications	494,905	14,863,878
SES SA (FDR)	435,504	11,519,687

		26,383,565

Specialty Retail - 0.8%
Esprit Holdings Ltd.	1,005,200	11,768,896

		47,168,186

Total Common Stocks (cost $1,190,067,288)		1,412,177,815

SHORT-TERM INVESTMENTS - 2.1%
Investment Companies - 2.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $29,990,695)	29,990,695	29,990,695

Total Investments - 99.7% (cost $1,220,057,983)		1,442,168,510
Other assets less liabilities - 0.3%		4,155,214

Net Assets - 100.0%		$1,446,323,724

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the market value of this security amounted to $15,395,477 or 1.1% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	-	American Depositary Receipt
FDR	-	Fiduciary Depositary Receipt

Country Breakdown *

May 31, 2008 (unaudited)

Summary

33.9%	United Kingdom
12.7%	Switzerland
10.0%	Japan
7.3%	Germany
6.8%	France
5.0%	Spain
4.1%	Australia
3.9%	Brazil
3.1%	Canada
2.4%	Israel
1.7%	Norway
1.1%	Russia
1.0%	Sweden
4.9%	Other
2.1%	Short-Term Investments

100.0%	Total Investments

*	All data are as of May 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.0% or less in the following countries: Argentina, Czech Republic, Denmark, Hong Kong, Luxembourg, Netherlands, South Africa.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Value Portfolio

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.8%
Industrials - 23.6%
Aerospace & Defense - 0.8%
Goodrich Corp.	92,300	$5,981,963

Airlines - 1.4%
Alaska Air Group, Inc. (a)	212,200	4,144,266
Continental Airlines, Inc.-Class B (a)	181,300	2,612,533
Skywest, Inc.	202,500	3,130,650

		9,887,449

Building Products - 0.5%
Quanex Building Products Corp.	207,400	3,650,240

Commercial Services & Supplies - 3.8%
Allied Waste Industries, Inc. (a)	418,800	5,641,236
IKON Office Solutions, Inc.	645,300	7,801,677
Kelly Services, Inc.-Class A	343,300	7,209,300
United Stationers, Inc. (a)	176,800	7,485,712

		28,137,925

Electrical Equipment - 3.5%
Acuity Brands, Inc.	103,600	5,516,700
Cooper Industries Ltd.-Class A	127,200	5,931,336
EnerSys (a)	141,900	4,428,699
Regal-Beloit Corp.	215,300	10,011,450

		25,888,185

Machinery - 6.4%
AGCO Corp. (a)	115,100	6,955,493
Briggs & Stratton Corp.	284,300	4,193,425
Kennametal, Inc.	261,300	10,099,245
Mueller Industries, Inc.	245,000	8,768,550
SPX Corp.	73,100	9,713,528
Terex Corp. (a)	101,800	7,263,430

		46,993,671

Road & Rail - 5.6%
Arkansas Best Corp.	232,800	8,650,848
Avis Budget Group, Inc. (a)	492,900	6,861,168
Con-way, Inc.	116,300	5,676,603
Ryder System, Inc.	176,000	12,923,680
Werner Enterprises, Inc.	359,500	6,808,930

		40,921,229

Trading Companies & Distributors - 1.6%
GATX Corp.	238,700	11,770,297

		173,230,959

Financials - 18.0%
Commercial Banks - 4.8%
Central Pacific Financial Corp.	352,250	5,255,570
The South Financial Group, Inc.	528,000	2,909,280
Susquehanna Bancshares, Inc.	285,000	5,486,250
Trustmark Corp.	368,461	7,354,482
UnionBanCal Corp.	64,800	3,243,888
Webster Financial Corp.	277,900	7,217,063
Whitney Holding Corp.	162,000	3,680,640

		35,147,173

Insurance - 7.5%
Arch Capital Group Ltd. (a)	175,000	12,313,000
Aspen Insurance Holdings, Ltd.	343,500	8,779,860
Fidelity National Financial, Inc.-Class A	305,000	5,215,500
Old Republic International Corp.	376,000	5,658,800
PartnerRe Ltd.	14,800	1,090,612
Platinum Underwriters Holdings, Ltd.	317,500	11,261,725
RenaissanceRe Holdings Ltd.	35,000	1,825,600
StanCorp Financial Group, Inc.	157,700	8,671,923

		54,817,020

Real Estate Investment Trusts (REITs) - 3.2%
Ashford Hospitality Trust, Inc.	270,000	1,657,800
Digital Realty Trust, Inc.	171,300	7,245,990
Mid-America Apartment Communities, Inc.	74,000	4,142,520
Strategic Hotels & Resorts, Inc.	101,000	1,388,750
Sunstone Hotel Investors, Inc.	100,004	1,925,077
Tanger Factory Outlet Centers	102,800	3,931,072
Taubman Centers, Inc.	66,300	3,563,625

		23,854,834

Thrifts & Mortgage Finance - 2.5%
Astoria Financial Corp.	224,900	5,366,114
First Niagara Financial Group, Inc.	247,300	3,504,241
Provident Financial Services, Inc.	599,400	9,428,562

		18,298,917

		132,117,944

Materials - 11.6%
Chemicals - 5.8%
Ashland, Inc.	199,100	10,685,697
Cytec Industries, Inc.	152,900	9,657,164
Lubrizol Corp.	27,800	1,559,580
Methanex Corp.	170,600	4,887,690
Rockwood Holdings, Inc. (a)	349,100	12,818,952
Westlake Chemical Corp.	174,000	3,018,900

		42,627,983

Containers & Packaging - 2.3%
Aptargroup, Inc.	150,800	6,743,776
Silgan Holdings, Inc.	112,000	6,409,760
Sonoco Products Co.	113,300	3,922,446

		17,075,982

Metals & Mining - 3.5%
Cleveland-Cliffs, Inc.	66,780	7,125,426
Commercial Metals Co.	263,800	9,655,080
Reliance Steel & Aluminum Co.	79,700	5,417,209
Steel Dynamics, Inc.	100,400	3,624,440

		25,822,155

		85,526,120

Consumer Staples - 8.4%
Beverages - 1.7%
Molson Coors Brewing Co.-Class B	210,400	12,203,200

Food & Staples Retailing - 3.0%
Ruddick Corp.	336,869	11,968,956
Supervalu, Inc.	275,900	9,675,813

		21,644,769

Food Products - 2.5%
Corn Products International, Inc.	49,700	2,336,397
Del Monte Foods Co.	778,400	6,779,864
Smithfield Foods, Inc. (a)	131,700	4,120,893
Tyson Foods, Inc.-Class A	285,500	5,378,820

		18,615,974

Tobacco - 1.2%
Universal Corp.	181,700	9,014,137

		61,478,080

Consumer Discretionary - 8.1%
Auto Components - 3.0%
ArvinMeritor, Inc.	618,700	9,261,939
Autoliv, Inc.	61,500	3,362,205
TRW Automotive Holdings Corp. (a)	387,100	9,658,145

		22,282,289

Automobiles - 1.2%
Thor Industries, Inc.	336,700	9,077,432

Household Durables - 0.8%
Furniture Brands International, Inc.	304,500	4,281,270
KB Home	69,400	1,423,394

		5,704,664

Leisure, Equipment & Products - 0.9%
Brunswick Corp.	443,800	6,080,060
Callaway Golf Co.	33,800	429,260

		6,509,320

Multiline Retail - 0.3%
Dillard’s, Inc.-Class A	113,300	1,844,524

Specialty Retail - 1.3%
AutoNation, Inc. (a)	320,438	5,059,716
Men’s Wearhouse, Inc.	179,200	3,714,816
Office Depot, Inc. (a)	84,400	1,071,880

		9,846,412

Textiles Apparel & Luxury Goods - 0.6%
Jones Apparel Group, Inc.	240,100	4,038,482

		59,303,123

Information Technology - 8.0%
Communications Equipment - 1.3%
CommScope, Inc. (a)	170,500	9,351,925

Computers & Peripherals - 0.6%
Lexmark International, Inc.-Class A (a)	117,200	4,319,992

Electronic Equipment & Instruments - 4.2%
Arrow Electronics, Inc. (a)	225,900	6,926,094
Checkpoint Systems, Inc. (a)	7,120	184,906
Flextronics International Ltd. (a)	46,097	493,699
Ingram Micro, Inc.-Class A (a)	306,400	5,555,032
Insight Enterprises, Inc. (a)	393,000	5,266,200
Sanmina-SCI Corp. (a)	504,600	756,900
Tech Data Corp. (a)	171,300	6,267,867
Vishay Intertechnology, Inc. (a)	522,800	5,269,824

		30,720,522

Semiconductors & Semiconductor Equipment - 1.9%
Amkor Technology, Inc. (a)	496,600	5,293,756
Spansion, Inc.-Class A (a)	310,000	976,500
Teradyne, Inc. (a)	183,000	2,514,420
Zoran Corp. (a)	387,700	5,672,051

		14,456,727

		58,849,166

Health Care - 6.0%
Health Care Providers & Services - 4.6%
AMERIGROUP Corp. (a)	244,200	6,742,362
Apria Healthcare Group, Inc. (a)	155,400	2,618,490
LifePoint Hospitals, Inc. (a)	174,678	5,587,949
Molina Healthcare, Inc. (a)	256,425	7,733,778
Omnicare, Inc.	151,600	3,711,168
Universal Health Services, Inc.-Class B	113,400	7,371,000

		33,764,747

Life Sciences Tools & Services - 1.4%
PerkinElmer, Inc.	354,100	10,013,948

		43,778,695

Utilities - 5.7%
Electric Utilities - 1.5%
Allegheny Energy, Inc.	58,800	3,219,300
Northeast Utilities	289,500	7,558,845

		10,778,145

Gas Utilities - 0.9%
Atmos Energy Corp.	253,091	6,932,162

Independent Power Producers & Energy Traders - 2.0%
Constellation Energy Group, Inc.	55,300	4,768,519
Reliant Energy, Inc. (a)	378,000	9,661,680

		14,430,199

Multi-Utilities - 1.3%
Puget Energy, Inc.	124,600	3,487,554
Wisconsin Energy Corp.	135,500	6,509,420

		9,996,974

		42,137,480

Energy - 4.4%
Energy Equipment & Services - 3.1%
Exterran Holdings, Inc. (a)	40,800	2,999,616
Helmerich & Payne, Inc.	72,900	4,567,185
Oil States International, Inc. (a)	213,100	12,449,302
Rowan Cos., Inc.	71,000	3,134,650

		23,150,753

Oil, Gas & Consumable Fuels - 1.3%
Hess Corp.	77,700	9,542,337

		32,693,090

Total Common Stocks (cost $671,904,185)		689,114,657

SHORT-TERM INVESTMENTS - 7.2%
Investment Companies - 7.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $53,168,695)	53,168,695	53,168,695

Total Investments - 101.0% (cost $725,072,880)		742,283,352
Other assets less liabilities - (1.0)%		(7,527,600)

Net Assets - 100.0%		$734,755,752

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

AllianceBernstein Pooling Portfolios

Small-Mid Cap Growth Portfolio

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.5%
Industrials - 24.8%
Aerospace & Defense - 1.9%
Hexcel Corp. (a)	540,900	$14,312,214

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	111,600	7,198,200

Commercial Services & Supplies - 3.5%
FTI Consulting, Inc. (a)	220,700	13,255,242
Stericycle, Inc. (a)	209,500	12,213,850

		25,469,092

Construction & Engineering - 2.7%
Chicago Bridge & Iron Co. NV	236,000	10,785,200
Granite Construction, Inc.	247,600	9,054,732

		19,839,932

Electrical Equipment - 5.0%
Ametek, Inc.	272,900	13,999,770
Baldor Electric Co.	366,700	12,907,840
EnerSys (a)	190,300	5,939,263
Polypore International, Inc. (a)	175,500	4,159,350

		37,006,223

Machinery - 9.4%
Actuant Corp.-Class A	131,400	4,797,414
Astec Industries, Inc. (a)	173,000	6,731,430
Bucyrus International, Inc.-Class A	56,000	3,963,680
Chart Industries, Inc. (a)	240,728	10,084,096
IDEX Corp.	317,375	12,326,845
Joy Global, Inc.	100,055	8,427,632
Kaydon Corp.	126,300	7,718,193
Lincoln Electric Holdings, Inc.	161,500	13,320,520
Valmont Industries, Inc.	12,900	1,481,436

		68,851,246

Trading Companies & Distributors - 1.3%
MSC Industrial Direct Co.-Class A	180,900	9,859,050

		182,535,957

Information Technology - 23.5%
Communications Equipment - 2.0%
Foundry Networks, Inc. (a)	565,900	7,696,240
Netgear, Inc. (a)	371,900	7,062,381

		14,758,621

Electronic Equipment & Instruments - 1.2%
Amphenol Corp.-Class A	190,480	8,882,082

Internet Software & Services - 3.1%
DealerTrack Holdings, Inc. (a)	374,900	7,887,896
Omniture, Inc. (a)	80,400	1,981,860
VistaPrint Ltd. (a)	416,200	13,035,384

		22,905,140

IT Services - 2.6%
Global Payments, Inc.	181,200	8,556,264
Iron Mountain, Inc. (a)	359,600	10,798,788

		19,355,052

Semiconductors & Semiconductor Equipment - 10.6%
Hittite Microwave Corp. (a)	278,600	11,130,070
Integrated Device Technology, Inc. (a)	790,400	8,915,712
Intersil Corp.-Class A	352,600	9,826,962
Lam Research Corp. (a)	85,400	3,475,780
Microsemi Corp. (a)	280,500	7,685,700
ON Semiconductor Corp. (a)	1,331,100	13,164,579
PMC - Sierra, Inc. (a)	907,300	7,721,123
Silicon Laboratories, Inc. (a)	159,000	5,859,150
Verigy Ltd. (a)	391,100	9,988,694

		77,767,770

Software - 4.0%
Activision, Inc. (a)	359,154	12,121,448
McAfee, Inc. (a)	171,300	6,209,625
Red Hat, Inc. (a)	318,100	7,748,916
Synchronoss Technologies, Inc. (a)	226,000	3,003,540

		29,083,529

		172,752,194

Health Care - 16.9%
Biotechnology - 6.4%
Alexion Pharmaceuticals, Inc. (a)	181,600	12,957,160
BioMarin Pharmaceutical, Inc. (a)	259,000	9,886,030
ImClone Systems, Inc. (a)	97,200	4,235,976
OSI Pharmaceuticals, Inc. (a)	158,700	5,602,110
Savient Pharmaceuticals, Inc. (a)	209,500	5,581,080
United Therapeutics Corp. (a)	91,800	8,767,818

		47,030,174

Health Care Equipment & Supplies - 5.5%
ArthroCare Corp. (a)	251,700	11,102,487
Hologic, Inc. (a)	448,800	10,784,664
NuVasive, Inc. (a)	336,500	14,244,045
TomoTherapy, Inc. (a)	517,400	4,610,034

		40,741,230

Health Care Providers & Services - 1.4%
HealthExtras, Inc. (a)	339,200	10,600,000

Life Sciences Tools & Services - 3.2%
AMAG Pharmaceuticals, Inc. (a)	222,200	8,888,000
Icon PLC SP (ADR) (a)	201,900	14,233,950

		23,121,950

Pharmaceuticals - 0.4%
XenoPort, Inc. (a)	64,000	2,769,920

		124,263,274

Consumer Discretionary - 14.1%
Diversified Consumer Services - 3.0%
DeVry, Inc.	119,900	6,840,295
Strayer Education, Inc.	75,900	15,172,410

		22,012,705

Hotels, Restaurants & Leisure - 2.4%
Life Time Fitness, Inc. (a)	47,000	1,880,940
Orient-Express Hotels Ltd.-Class A	158,700	7,465,248
Sonic Corp. (a)	444,900	8,533,182

		17,879,370

Internet & Catalog Retail - 1.3%
NetFlix, Inc. (a)	327,500	9,942,900

Media - 1.6%
National CineMedia, Inc.	576,900	11,480,310

Specialty Retail - 4.5%
Dick’s Sporting Goods, Inc. (a)	298,200	6,903,330
J Crew Group, Inc. (a)	194,500	7,249,015
Ross Stores, Inc.	280,400	10,268,248
Urban Outfitters, Inc. (a)	261,900	8,430,561

		32,851,154

Textiles, Apparel & Luxury Goods - 1.3%
Lululemon Athletica, Inc. (a)	296,200	9,475,438

		103,641,877

Energy - 9.6%
Energy Equipment & Services - 5.4%
Cameron International Corp. (a)	126,300	6,722,949
Complete Production Services, Inc. (a)	382,100	10,950,986
FMC Technologies, Inc. (a)	66,400	4,770,840
Oceaneering International, Inc. (a)	104,200	7,435,712
Oil States International, Inc. (a)	18,600	1,086,612
Superior Energy Services, Inc. (a)	162,700	8,735,363

		39,702,462

Oil, Gas & Consumable Fuels - 4.2%
Bill Barrett Corp. (a)	140,500	7,563,115
Cabot Oil & Gas Corp.	11,800	710,950
Forest Oil Corp. (a)	126,300	8,430,525
Newfield Exploration Co. (a)	135,900	8,594,316
Penn Virginia Corp.	96,900	6,106,638

		31,405,544

		71,108,006

Financials - 5.9%
Capital Markets - 5.9%
Affiliated Managers Group, Inc. (a)	75,550	7,743,875
Greenhill & Co., Inc.	138,920	8,369,930
Lazard Ltd.-Class A	253,000	9,636,770
MF Global Ltd. (a)	495,900	7,215,345
optionsXpress Holdings, Inc.	289,700	6,616,748
Pzena Investment Management, Inc.-Class A	305,000	4,010,750

		43,593,418

Telecommunication Services - 2.4%
Diversified Telecommunication Services - 0.8%
Time Warner Telecom, Inc.-Class A (a)	331,300	6,195,310

Wireless Telecommunication Services - 1.6%
SBA Communications Corp.-Class A (a)	307,100	11,430,262

		17,625,572

Materials - 1.3%
Chemicals - 0.6%
Airgas, Inc.	72,700	4,301,659

Metals & Mining - 0.7%
Allegheny Technologies, Inc.	69,980	5,248,500

		9,550,159

Total Common Stocks (cost $649,695,083)		725,070,457

SHORT-TERM INVESTMENTS - 1.5%
Investment Companies - 1.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $11,303,511)	11,303,511	11,303,511

Total Investments - 100.0% (cost $660,998,594)		736,373,968
Other assets less liabilities - 0.0%		(296,155)

Net Assets - 100.0%		$736,077,813

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR            -            American Depositary Receipt

AllianceBernstein Pooling Portfolios

Global Value Portfolio

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.8%
Financials - 27.2%
Capital Markets - 3.3%
Credit Suisse Group AG	1,500	$76,395
Deutsche Bank AG	600	63,756
The Goldman Sachs Group, Inc.	100	17,641
Merrill Lynch & Co., Inc.	900	39,528
Morgan Stanley	500	22,115

		219,435

Commercial Banks - 6.9%
BNP Paribas SA	900	92,822
Canadian Imperial Bank of Commerce/Canada	201	14,124
Credit Agricole SA	1,810	47,871
HBOS PLC	6,740	53,450
Industrial Bank of Korea	920	16,576
Kookmin Bank (ADR)	200	12,490
Royal Bank of Canada	600	30,676
Royal Bank of Scotland Group PLC (London Virt-X)	8,522	38,625
Shinhan Financial Group Co. Ltd.	270	13,531
Standard Bank Group Ltd.	622	6,792
State Bank of India Ltd. (GDR) (a)	390	27,932
Sumitomo Mitsui Financial Group, Inc.	8	68,900
Wachovia Corp.	1,300	30,940

		454,729

Consumer Finance - 0.9%
ORIX Corp.	300	56,700

Diversified Financial Services - 5.6%
Bank of America Corp.	1,300	44,213
Citigroup, Inc.	1,300	28,457
Fortis (Euronext Brussels)	3,166	77,448
ING Groep NV	2,800	106,918
JP Morgan Chase & Co.	2,600	111,800

		368,836

Insurance - 9.5%
Allianz SE	500	94,745
American International Group, Inc.	3,200	115,200
Aviva PLC	6,306	78,807
Fairfax Financial Holdings Ltd.	100	27,531

Fondiaria-Sai SpA (ordinary shares)	800	30,330
Fondiaria-Sai SpA (saving shares)	500	12,429
Genworth Financial, Inc.-Class A	1,500	33,150
MetLife, Inc.	1,100	66,033
Muenchener Rueckversicherungs AG	400	74,940
Sanlam Ltd.	7,300	18,489
The Travelers Co., Inc.	900	44,829
XL Capital Ltd.-Class A	1,000	34,910

		631,393

Thrifts & Mortgage Finance - 1.0%
Federal Home Loan Mortgage Corp.	1,300	33,046
Federal National Mortgage Association	1,200	32,424

		65,470

		1,796,563

Materials - 15.3%
Chemicals - 5.4%
BASF SE	800	119,702
Dow Chemical Co.	1,600	64,640
E.I. Du Pont de Nemours & Co.	1,000	47,910
Koninklijke Dsm NV (b)	400	24,503
Mitsubishi Chemical Holdings Corp.	8,500	60,313
Nova Chemicals Corp.	600	16,256
Solvay SA-Class A	200	28,646

		361,970

Metals & Mining - 8.4%
Alcoa, Inc.	1,300	52,767
Antofagasta PLC	2,100	28,711
ArcelorMittal (Euronext Amsterdam)	900	89,327
Barrick Gold Corp.	600	24,173
BHP Billiton Ltd.	500	21,022
Gerdau Ameristeel Corp.	2,300	41,296
Gerdau SA (ADR)	300	14,988
HudBay Minerals, Inc. (b)	800	14,090
Inmet Mining Corp.	300	20,426
JFE Holdings, Inc.	1,400	79,137
Kazakhmys PLC	800	26,802
MMC Norilsk Nickel (ADR)	1,350	39,704
Nippon Steel Corp.	6,000	37,506
Xstrata PLC	630	49,851
Zinifex Ltd.	1,600	14,552

		554,352

Paper & Forest Products - 1.5%
Stora Enso Oyj-Class R	3,400	41,361
Svenska Cellulosa AB-Class B	3,500	56,200

		97,561

		1,013,883

Energy - 14.5%
Oil, Gas & Consumable Fuels - 14.5%
Chevron Corp.	1,600	158,640
China Petroleum & Chemical Corp.-Class H	16,000	16,161
ConocoPhillips	1,700	158,270
ENI SpA	2,000	81,601
Exxon Mobil Corp.	700	62,132
LUKOIL (ADR)	250	27,688
Nippon Mining Holdings, Inc.	4,500	28,238
Petro-Canada	1,300	75,009
PTT PCL	1,300	13,442
Repsol YPF SA	1,200	49,619
Royal Dutch Shell PLC (London Virt-X)-Class A	2,620	111,863
StatoilHydro ASA	2,300	89,746
Total SA	1,000	87,155

		959,564

Consumer Discretionary - 8.6%
Auto Components - 0.7%
Compagnie Generale des Etablissements Michelin-Class B	400	35,814
Hyundai Mobis	90	8,021

		43,835

Automobiles - 2.5%
Nissan Motor Co. Ltd.	11,400	101,271
Renault SA	600	61,603

		162,874

Household Durables - 1.4%
Black & Decker Corp.	400	25,880
Sharp Corp.	4,000	69,845

		95,725

Internet & Catalog Retail - 0.2%
Home Retail Group PLC	3,200	14,863

Media - 3.2%
CBS Corp.-Class B	2,700	58,266
Lagardere SCA	600	43,343
Time Warner, Inc.	4,000	63,520
The Walt Disney Co.	1,400	47,040

		212,169

Multiline Retail - 0.6%
Macy’s, Inc.	1,700	40,239

		569,705

Industrials - 8.1%
Aerospace & Defense - 0.9%
Northrop Grumman Corp.	800	60,368

Airlines - 2.1%
Air France-KLM	1,900	50,772
Deutsche Lufthansa AG	3,500	90,623

		141,395

Industrial Conglomerates - 0.4%
General Electric Co.	900	27,648

Machinery - 2.9%
Parker Hannifin Corp.	900	76,203
SPX Corp.	500	66,440
Volvo AB-Class B	2,900	45,992

		188,635

Marine - 1.4%
Mitsui OSK Lines Ltd.	6,000	90,643

Trading Companies & Distributors - 0.4%
Finning International, Inc.	1,000	28,321

		537,010

Telecommunication Services - 5.9%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	2,600	103,740
China Netcom Group Corp. Ltd.	10,500	36,395
China Telecom Corp. Ltd.-Class H	24,420	17,743
Tele2 AB-Class B	2,100	44,935
Verizon Communications, Inc.	900	34,623

		237,436

Wireless Telecommunication Services - 2.3%
Sprint Nextel Corp.	3,600	33,696
Vodafone Group PLC	36,612	117,565

		151,261

		388,697

Health Care - 5.4%
Health Care Providers & Services - 1.4%
AmerisourceBergen Corp.-Class A	1,100	45,463
McKesson Corp.	800	46,120

		91,583

Pharmaceuticals - 4.0%
GlaxoSmithKline PLC	2,300	50,938
Merck & Co., Inc.	500	19,480
Pfizer, Inc.	5,200	100,672
Sanofi-Aventis SA	800	59,646
Schering-Plough Corp.	1,800	36,720

		267,456

		359,039

Consumer Staples - 3.4%
Food & Staples Retailing - 1.1%
Koninklijke Ahold NV	2,900	43,367
Supervalu, Inc.	800	28,056

		71,423

Tobacco - 2.3%
Altria Group, Inc.	3,300	73,458
Philip Morris International, Inc. (b)	1,500	78,990

		152,448

		223,871

Information Technology - 2.9%
Communications Equipment - 0.2%
Nokia OYJ	500	14,253

Computers & Peripherals - 1.1%
Fujitsu Ltd.	9,000	72,896

Electronic Equipment & Instruments - 0.8%
Flextronics International Ltd. (b)	2,538	27,182
Tech Data Corp. (b)	700	25,613

		52,795

Semiconductors & Semiconductor Equipment - 0.8%
Hynix Semiconductor, Inc. (b)	400	12,044
Samsung Electronics Co., Ltd.	14	10,077
Siliconware Precision Industries Co. (Sponsored) (ADR)	3,352	28,459

		50,580

		190,524

Utilities - 2.5%
Electric Utilities - 2.5%
E.ON AG	500	106,248
The Tokyo Electric Power Co. Inc	2,400	58,495

		164,743

Total Common Stocks (cost $6,216,263)		6,203,599

WARRANTS - 0.8%
Information Technology - 0.8%
Computers & Peripherals - 0.3%
Compal Electronics, Inc., expiring 1/17/12 (a)(b)	17,974	19,879

Semiconductors & Semiconductor Equipment - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd., expiring 1/17/12 (a)(b)	9,346	20,066
United Microelectronics Corp., Deutsche Bank AG London, expiring 1/24/17 (a)(b)	19,638	12,215

		32,281

Total Warrants (cost $49,987)		52,160

NON-CONVERTIBLE - PREFERRED STOCKS - 0.4%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Samsung Electronics Co., Ltd.	25	12,771

Consumer Discretionary - 0.2%
Automobiles - 0.2%
Hyundai Motor Co. (Preference)	340	11,949

Total Non-Convertible - Preferred Stocks (cost $29,416)		24,720

RIGHTS - 0.0%
Financials - 0.0%
Commercial Banks - 0.0%
Royal Bank of Scotland Group PLC (b) (cost $12,758)	5,207	2,888

SHORT-TERM INVESTMENTS - 1.2%
Investment Companies - 1.2%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $81,432)	81,432	81,432

Total Investments - 96.2% (cost $6,389,856)		6,364,799
Other assets less liabilities - 3.8%		251,575

Net Assets - 100.0%		$6,616,374

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
EURO STOXX 50	1	June 2008	$54,694	$58,730	$4,036

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate market value of these securities amounted to $80,092 or 1.2% of net assets.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund.

An amount equivalent to U.S. $4,278 has been segregated to collateralize margin requirements for the open futures contract at May 31, 2008.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

Country Breakdown *

May 31, 2008 (unaudited)

Summary

36.0%	United States
11.4%	Japan
8.6%	Germany
7.5%	France
7.3%	United Kingdom
5.9%	Netherlands
4.6%	Canada
2.3%	Sweden
1.9%	Italy
1.7%	Belgium
1.5%	South Korea
1.4%	Norway
1.3%	Taiwan
7.3%	Other
1.3%	Short-Term Investments

100.0%	Total Investments

*	All data are as of May 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.3% or less in the following countries: Australia, Brazil, China, Finland, India, Russia, Singapore, South Africa, Spain, Switzerland, Thailand.

AllianceBernstein Pooling Portfolios

Global Research Growth Portfolio

Portfolio of Investments

May 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 94.8%
Financials - 17.8%
Capital Markets - 10.5%
3i Group PLC	1,804	$31,662
The Blackstone Group LP	5,100	99,297
Credit Suisse Group AG	2,497	127,172
Janus Capital Group, Inc.	1,300	37,700
Lehman Brothers Holdings, Inc.	3,700	136,197
Macquarie Group Ltd.	1,087	56,787
Man Group PLC	6,193	76,250
Merrill Lynch & Co., Inc.	1,700	74,664
MF Global Ltd. (a)	1,200	17,460
UBS AG (Swiss Virt-X)	1,777	42,798

		699,987

Commercial Banks - 1.2%
Banco Itau Holding Financeira SA (ADR)	1,425	43,762
Banco Santander Central Hispano SA	1,671	34,857

		78,619

Diversified Financial Services - 2.2%
Bolsa De Mercadorias E Futuros	1,100	12,478
CME Group, Inc.-Class A	209	89,932
NYSE Euronext	700	44,744

		147,154

Insurance - 1.5%
American International Group, Inc.	1,200	43,200
MBIA, Inc.	2,200	15,312
QBE Insurance Group Ltd.	1,790	41,871

		100,383

Thrifts & Mortgage Finance - 2.4%
Federal National Mortgage Association	5,800	156,716

		1,182,859

Information Technology - 14.0%
Communications Equipment - 2.6%
Ciena Corp. (a)	100	3,056
Cisco Systems, Inc. (a)	2,348	62,739
Juniper Networks, Inc. (a)	1,100	30,272
QUALCOMM, Inc.	900	43,686
Research In Motion Ltd. (a)	250	34,717

		174,470

Computers & Peripherals - 2.6%
Apple, Inc. (a)	400	75,500
EMC Corp. (a)	799	13,934
InnoLux Display Corp.	3,119	8,739
International Business Machines Corp.	600	77,658

		175,831

Electronic Equipment & Instruments - 0.8%
Amphenol Corp.-Class A	400	18,652
Tyco Electronics Ltd.	800	32,096

		50,748

Internet Software & Services - 2.1%
Alibaba.com Ltd. (a)	2,500	4,661
Ebay, Inc. (a)	1,400	42,014
Google, Inc.-Class A (a)	153	89,628

		136,303

Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc.	600	21,066
Applied Materials, Inc.	1,500	29,715
Broadcom Corp.-Class A (a)	900	25,821
Intel Corp.	2,800	64,904
Intersil Corp.-Class A	400	11,148
Lam Research Corp. (a)	300	12,210
Linear Technology Corp.	300	11,031
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored) (ADR)	1,101	12,607
Tokyo Electron Ltd.	300	20,536

		209,038

Software - 2.7%
Adobe Systems, Inc. (a)	595	26,215
Microsoft Corp.	800	22,656
Nintendo Co. Ltd.	100	55,080
Red Hat, Inc. (a)	600	14,616
Salesforce.com, Inc. (a)	300	21,693
SAP AG	281	15,528
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (a)	300	9,741
VMware, Inc.-Class A (a)	200	13,734

		179,263

		925,653

Energy - 12.2%
Energy Equipment & Services - 4.5%
Baker Hughes, Inc.	1,559	138,159
Cameron International Corp. (a)	1,500	79,845
Technip SA	854	80,196

		298,200

Oil, Gas & Consumable Fuels - 7.7%
Addax Petroleum Corp.	739	38,304

EOG Resources, Inc.	1,200	154,356
Noble Energy, Inc.	1,300	126,685
Petroleo Brasileiro SA (Sponsored) (ADR)	1,000	60,440
Sasol Ltd.	986	61,732
StatoilHydro ASA	1,680	65,554

		507,071

		805,271

Industrials - 10.9%
Aerospace & Defense - 3.3%
BAE Systems PLC	8,011	71,998
Honeywell International, Inc.	700	41,734
Lockheed Martin Corp.	500	54,720
United Technologies Corp.	700	49,728

		218,180

Air Freight & Logistics - 0.5%
United Parcel Service, Inc.-Class B	500	35,510

Construction & Engineering - 0.8%
China Communications Construction Co. Ltd.-Class H	6,000	13,229
Fluor Corp.	200	37,310

		50,539

Electrical Equipment - 1.6%
ABB Ltd.	1,475	47,915
Ametek, Inc.	100	5,130
Emerson Electric Co.	900	52,362

		105,407

Industrial Conglomerates - 1.0%
General Electric Co.	800	24,576
Siemens AG	391	44,259

		68,835

Machinery - 0.9%
Atlas Copco AB-Class A	1,965	34,842
Danaher Corp.	200	15,636
Eaton Corp.	100	9,668

		60,146

Road & Rail - 0.7%
Union Pacific Corp.	600	49,386

Trading Companies & Distributors - 2.1%
Mitsubishi Corp.	1,800	62,202
Mitsui & Co. Ltd.	3,000	73,592

		135,794

		723,797

Materials - 10.5%
Chemicals - 3.9%
Air Products & Chemicals, Inc.	1,000	101,920
Monsanto Co.	900	114,660

Potash Corp. of Saskatchewan	200	39,814

		256,394

Metals & Mining - 6.6%
Cia Vale do Rio Doce (ADR)	3,000	119,340
Cia Vale do Rio Doce (Sponsored) (ADR)	180	5,927
Rio Tinto PLC	1,196	143,850
Sterlite Industries India Ltd. (ADR) (a)	1,400	30,996
Xstrata PLC	1,786	141,324

		441,437

		697,831

Consumer Staples - 9.1%
Beverages - 0.6%
Central European Distribution Corp. (a)	100	7,136
The Coca-Cola Co.	500	28,630

		35,766

Food & Staples Retailing - 4.5%
Tesco PLC	8,176	67,163
Wal-Mart de Mexico SAB de CV Series V	17,468	77,220
Wal-Mart Stores, Inc.	2,400	138,576
X 5 Retail Group NV (GDR) (a)(b)	441	16,374

		299,333

Food Products - 3.4%
Archer-Daniels-Midland Co.	1,000	39,700
Bunge Ltd.	600	71,622
Nestle SA	226	111,159
Wilmar International Ltd.	1,000	4,108

		226,589

Personal Products - 0.6%
The Estee Lauder Cos, Inc.-Class A	500	23,800
Oriflame Cosmetics SA (SDR)	246	17,486

		41,286

		602,974

Health Care - 8.9%
Biotechnology - 1.5%
Amylin Pharmaceuticals, Inc. (a)	200	6,354
Basilea Pharmaceutica (a)	50	7,995
Genentech, Inc. (a)	500	35,435
Gilead Sciences, Inc. (a)	900	49,788

		99,572

Health Care Equipment & Supplies - 2.4%
Alcon, Inc.	400	62,800
Baxter International, Inc.	900	54,990
Becton Dickinson & Co.	500	42,225

		160,015

Health Care Providers & Services - 1.4%
Aetna, Inc.	1,100	51,876

Medco Health Solutions, Inc. (a)	900	43,605

		95,481

Pharmaceuticals - 3.6%
Allergan, Inc.	500	28,810
Eli Lilly & Co.	600	28,884
Merck & Co., Inc.	900	35,064
Novartis AG	280	14,704
Roche Holding AG	349	60,202
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	1,500	68,595

		236,259

		591,327

Consumer Discretionary - 7.5%
Auto Components - 0.4%
Denso Corp.	800	29,238

Automobiles - 1.2%
Fiat SpA	2,024	45,143
Honda Motor Co. Ltd.	1,000	33,216

		78,359

Distributors - 0.6%
Li & Fung Ltd.	10,000	37,894

Hotels, Restaurants & Leisure - 0.9%
Ctrip.com International Ltd. (ADR)	200	11,676
Wyndham Worldwide Corp.	2,100	45,948

		57,624

Household Durables - 0.2%
Sony Corp.	200	10,017

Media - 0.8%
The DIRECTV Group, Inc. (a)	500	14,050
Eutelsat Communications	152	4,565
Viacom, Inc.-Class B (a)	1,000	35,820

		54,435

Multiline Retail - 1.5%
Kohl’s Corp. (a)	1,400	62,720
Lotte Shopping Co. Ltd.	118	39,749

		102,469

Specialty Retail - 1.2%
Belle International Holdings Ltd.	24,000	30,124
Lowe’s Cos, Inc.	2,100	50,400

		80,524

Textiles, Apparel & Luxury Goods - 0.7%
Adidas AG	663	46,714

		497,274

Utilities - 2.2%
Electric Utilities - 0.5%
E.ON AG	148	31,450

Independent Power Producers & Energy Traders - 1.7%
Iberdrola Renovables SA (a)	7,979	57,195
International Power PLC	6,581	57,988

		115,183

		146,633

Telecommunication Services - 1.7%
Diversified Telecommunication Services - 0.6%
Telefonica SA	419	12,014
Time Warner Telecom, Inc.-Class A (a)	800	14,960
Verizon Communications, Inc.	300	11,541

		38,515

Wireless Telecommunication Services - 1.1%
America Movil SAB de CV Series L (ADR)	200	11,954
MTN Group Ltd.	629	12,577
Sprint Nextel Corp.	1,700	15,912
Vimpel-Communications (Sponsored) (ADR)	400	14,108
Vodafone Group PLC	6,344	20,371

		74,922

		113,437

Total Common Stocks (cost $5,827,018)		6,287,056

WARRANTS - 1.0%
Consumer Staples - 0.6%
Tobacco - 0.6%
ITC Ltd., expiring 1/30/12 (a)	2,355	12,034
ITC Ltd. (Fully Subscribed), expiring 1/30/12 (a)	5,376	27,472

		39,506

Financials - 0.4%
Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp., expiring 1/18/11 (a)	417	25,411

Total Warrants (cost $56,789)		64,917

RIGHTS - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
UBS AG (a) (cost $0)	1,777	2,370

SHORT-TERM INVESTMENTS - 1.4%
Investment Companies - 1.4%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (c) (cost $93,331)	93,331	93,331

Total Investments - 97.2% (cost $5,977,138)		6,447,674
Other assets less liabilities - 2.8%		182,931

Net Assets - 100.0%		$6,630,605

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the market value of this security amounted to $16,374 or 0.2% of net assets applicable to common shareholders.
(c)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
SDR	-	Swedish Depositary Receipt

Country Breakdown *

May 31, 2008 (unaudited)

Summary

54.4%	United States
9.5%	United Kingdom
7.4%	Switzerland
4.4%	Japan
3.8%	Brazil
2.1%	Germany
1.7%	Canada
1.6%	Spain
1.5%	Australia
1.5%	India
1.4%	Mexico
1.3%	France
1.2%	South Africa
6.8%	Other
1.4%	Short-Term Investments

100.0%	Total Investments

*	All data are as of May 31, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. ‘Other’ country weightings represents 1.2% or less in the following countries: China, Hong Kong, Israel, Italy, Netherlands, Norway, Russia, Singapore, South Korea, Sweden, Taiwan.

AllianceBernstein Pooling Portfolios

Short Duration Bond Portfolio

Portfolio of Investments

May 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 21.6%
Financial Institutions - 13.7%
Banking - 5.9%
Bank of America Corp.
3.375%, 2/17/09	$3,010	$3,008,715
BB&T Corp.
6.50%, 8/01/11	3,035	3,107,397
Citigroup, Inc.
3.625%, 2/09/09	6,640	6,629,841
Comerica, Inc.
4.80%, 5/01/15	2,380	2,123,058
Compass Bank
6.40%, 10/01/17	1,615	1,555,237
Credit Suisse USA, Inc.
4.70%, 6/01/09	6,625	6,669,308
Fifth Third Bancorp
6.25%, 5/01/13	6,600	6,540,884
Marshall & Ilsley Corp.
4.375%, 8/01/09	5,123	4,993,475
Morgan JP & Co., Inc.
6.25%, 1/15/09	6,120	6,203,930
National City Bank of Pennsylvania
6.25%, 3/15/11	6,470	6,002,335
NB Capital Trust IV
8.25%, 4/15/27	3,345	3,473,782
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (a)	783	758,169
UBS Preferred Funding Trust I
8.622%, 10/01/10 (a)	1,377	1,405,945
Union Planters Corp.
7.75%, 3/01/11	3,867	3,952,457
UnionBanCal Corp.
5.25%, 12/16/13	5,212	4,885,453
Royal Bank of Scotland Group PLC
6.40%, 4/01/09	2,429	2,466,708
US Bancorp
5.30%, 4/28/09	6,550	6,607,640

Wachovia Corp.
5.625%, 12/15/08	2,856	2,867,655
Wells Fargo & Co.
3.125%, 4/01/09	6,700	6,682,660

		79,934,649

Brokerage - 2.7%
The Bear Stearns Co., Inc.
3.25%, 3/25/09	6,820	6,728,319
7.625%, 12/07/09	6,475	6,712,678
Lehman Brothers Holdings, Inc.
3.60%, 3/13/09	6,715	6,615,732
7.875%, 11/01/09	2,726	2,799,283
Merrill Lynch & Co., Inc.
Series MTNC
4.125%, 1/15/09	6,760	6,693,995
Morgan Stanley
5.05%, 1/21/11	6,635	6,483,589

		36,033,596

Finance - 2.9%
American Express Co.
4.75%, 6/17/09	2,976	2,977,681
American General Finance Corp.
4.625%, 5/15/09	5,240	5,210,929
Capital One Bank
5.00%, 6/15/09	4,160	4,166,244
Capital One Financial Corp.
6.75%, 9/15/17	395	395,865
CIT Group, Inc.
3.375%, 4/01/09	6,860	6,395,647
General Electric Capital Corp.
3.125%, 4/01/09	6,730	6,706,620
Household Finance Corp.
4.125%, 12/15/08	6,690	6,694,027
International Lease Finance Corp.
4.75%, 7/01/09	6,630	6,615,202

		39,162,215

Insurance - 1.0%
Allstate Life Global Funding Trust
Series 04-1
4.50%, 5/29/09	2,911	2,922,752
Genworth Financial, Inc.
5.231%, 5/16/09	2,218	2,224,862
UnitedHealth Group, Inc.
4.125%, 8/15/09	2,429	2,413,926
WellPoint, Inc.
4.25%, 12/15/09	6,800	6,731,857

		14,293,397

Other Finance - 0.2%
ORIX Corp.
5.48%, 11/22/11	3,130	3,059,343

REITS - 1.0%
Simon Property Group LP
3.75%, 1/30/09	6,665	6,608,128
5.00%, 3/01/12	6,630	6,474,566

		13,082,694

		185,565,894

Industrial - 6.5%
Basic - 0.1%
Celulosa Arauco Y Constitucion
8.625%, 8/15/10	1,506	1,632,450
United States Steel Corp.
5.65%, 6/01/13	460	446,584

		2,079,034

Capital Goods - 0.5%
Caterpillar Financial Services
4.50%, 6/15/09	3,478	3,496,259
Illinois Tool Works, Inc.
5.75%, 3/01/09	2,624	2,673,649

		6,169,908

Communications - Media - 0.5%
British Sky Broadcasting Group PLC
6.875%, 2/23/09	6,350	6,495,466

Communications - Telecommunications - 1.5%
AT&T, Inc.
4.125%, 9/15/09	6,670	6,679,145
Qwest Corp.
8.875%, 3/15/12	3,930	4,116,675
Verizon New England, Inc.
6.50%, 9/15/11	3,215	3,319,397
Vodafone Group PLC
7.75%, 2/15/10	6,160	6,451,128

		20,566,345

Consumer Cyclical - Automotive - 0.4%
Daimler Finance North America LLC
7.20%, 9/01/09	5,900	6,083,927

Consumer Cyclical - Other - 0.2%
Starwood Hotels & Resorts Worldwide, Inc.
6.25%, 2/15/13	3,185	3,114,787

Consumer Cyclical - Retailers - 0.1%
Limited Brands, Inc.
6.90%, 7/15/17	846	783,910

Consumer Non-Cyclical - 1.0%
Abbott Laboratories
3.50%, 2/17/09	3,250	3,245,502

Cia Brasileira De Bebida
8.75%, 9/15/13	2,274	2,615,100
Kraft Foods, Inc.
4.125%, 11/12/09	1,639	1,642,065
Baxter FinCo BV
4.75%, 10/15/10	5,757	5,832,445

		13,335,112

Energy - 0.7%
ConocoPhillips
6.375%, 3/30/09	2,828	2,890,850
Vastar Resources, Inc.
6.50%, 4/01/09	6,390	6,552,996

		9,443,846

Technology - 0.6%
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13	1,550	1,599,668
International Business Machines Corp.
5.375%, 2/01/09	2,869	2,903,480
Motorola, Inc.
8.00%, 11/01/11	3,240	3,296,988

		7,800,136

Transportation - Airlines - 0.2%
United Air Lines, Inc.
6.636%, 7/02/22	2,534	2,242,755

Transportation - Railroads - 0.2%
Norfolk Southern Corp.
6.20%, 4/15/09	2,700	2,750,360

Transportation - Services - 0.5%
FedEx Corp.
3.50%, 4/01/09	6,715	6,696,802

		87,562,388

Utility - 1.4%
Electric - 1.4%
Constellation Energy Group, Inc.
6.125%, 9/01/09	6,420	6,523,876
Pacific Gas & Electric Co.
3.60%, 3/01/09	6,660	6,654,412
PPL Electric Utilities Corp.
6.25%, 8/15/09	6,380	6,526,172

		19,704,460

Total Corporates - Investment Grades (cost $294,655,701)		292,832,742

AGENCIES - 20.6%
Agency Debentures - 20.6%
Federal Home Loan Bank
2.375%, 4/30/10	25,000	24,641,525

3.625%, 12/17/10	12,450	12,500,547
5.125%, 6/13/08	18,520	18,535,149
Federal Home Loan Bank System
2.75%, 6/18/10	32,000	31,720,224
4.375%, 10/22/10	32,000	32,732,864
Federal National Mortgage Association
2.375%, 5/20/10	32,000	31,539,552
3.25%, 2/10/10	32,000	32,084,768
3.375%, 5/19/11	32,000	31,844,160
Freddie Mac
2.875%, 4/30/10	32,000	31,833,344
Series 1
2.375%, 5/28/10	32,000	31,511,744

Total Agencies (cost $280,292,579)		278,943,877

MORTGAGE PASS-THRU’S - 15.4%
Agency Fixed Rate 30-Year - 9.0%
Federal Gold Loan Mortgage Corp.
Series 2007
6.00%, 7/01/37 - 9/01/37	13,848	14,074,677
Federal Home Loan Mortgage Corp.
Series 2007
7.00%, 2/01/37	14,325	15,090,512
Federal Home Loan Mortgage Corporation
6.00%, TBA	46,000	46,704,352
Federal National Mortgage Association
6.00%, TBA	46,000	46,661,250

		122,530,791

Agency ARMS - 5.6%
Federal Home Loan Mortgage Corp.
Series 2006
6.156%, 12/01/36 (b)	5,211	5,325,571
Series 2007
5.924%, 2/01/37 (b)	6,138	6,261,387
5.934%, 11/01/36 (b)	8,999	9,190,606
5.971%, 3/01/37 (b)	10,760	10,992,694
6.06%, 3/01/37 (b)	201	205,818
6.096%, 1/01/37 (b)	7,646	7,824,662
Series 2008
5.674%, 1/01/38 (b)	4,135	4,180,976
Federal National Mortgage Association
Series 2006
5.849%, 11/01/36 (b)	12,551	12,846,234
Series 2007
5.745%, 12/01/36 (b)	4,275	4,362,251
5.784%, 8/01/37 (b)	14,173	14,325,031

		75,515,230

Agency Fixed Rate 15-Year - 0.8%
Federal National Mortgage Association
Series 1996
6.00%, 12/01/09	0	325
Series 1998
6.00%, 10/01/13 - 12/01/13	52	53,463
Series 2001
6.00%, 11/01/16	193	199,087
Series 2002
6.00%, 12/01/17	102	105,381
Series 2005
6.00%, 6/01/17 - 6/01/20	482	495,281
Series 2006
6.00%, 5/01/21 - 1/01/22	7,945	8,164,532
Series 2007
6.00%, 2/01/22	1,735	1,782,550

		10,800,619

Total Mortgage Pass-Thru’s (cost $207,861,194)		208,846,640

GOVERNMENTS - TREASURIES - 11.9%
Treasuries - 11.9%
U.S. Treasury Notes
4.125%, 8/15/10	46,000	47,351,250
4.625%, 11/30/08	112,681	114,203,997

Total Governments - Treasuries (cost $160,471,971)		161,555,247

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.8%
Non-Agency Fixed Rate CMBS - 8.6%
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class A2
5.309%, 10/10/45	5,000	5,002,746
Series 2007-5, Class A4
5.492%, 2/10/51	4,100	3,933,873
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2002-TOP6, Class A2
6.46%, 10/15/36	10,615	11,025,310
Series 2007-PW18, Class A4
5.773%, 6/11/50	3,100	3,016,551
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/49	10,910	10,754,762
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class A3
5.311%, 12/15/39	3,500	3,390,591

GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45	5,665	5,671,583
Greenwich Capital Commercial Funding Corp.
Series 2005-GG3, Class A2
4.305%, 8/10/42	8,500	8,444,094
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class A2
5.198%, 12/15/44	5,847	5,877,746
Series 2006-CB17, Class A4
5.429%, 12/12/43	3,300	3,224,620
Series 2007-LD11, Class C
5.819%, 6/15/49	7,760	5,784,927
Series 2007-LDPX, Class A2S
5.305%, 1/15/49	5,850	5,765,929
LB Commercial Conduit Mortgage Trust
Series 2007-C3, Class C
5.935%, 7/15/44	10,000	7,549,608
LB-UBS Commercial Mortgage Trust
Series 2002-C1, Class A4
6.462%, 3/15/31	5,900	6,189,766
Series 2003-C5, Class A3
4.254%, 7/15/27	7,435	7,369,878
Series 2004-C7, Class A2
3.992%, 10/15/29	15,840	15,705,070
Series 2007-C7, Class A3
5.866%, 9/15/45	1,990	1,961,497
Nomura Asset Securities Corp.
Series 1998-D6, Class A1B
6.59%, 3/15/30	82	82,337
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class C
5.741%, 6/15/49	7,500	5,690,113

		116,441,001

Non-Agency Floating Rate CMBS - 2.2%
Banc of America Large Loan, Inc.
Series 2005-MIB1, Class C
2.824%, 3/15/22 (b)(c)	2,500	2,361,392
Commercial Mortgage Pass-Through Certificates
Series 2005-F10A, Class A1
2.614%, 4/15/17 (b)(c)	420	408,687
Series 2005-FL11, Class D
2.854%, 11/15/17 (b)(c)	1,768	1,684,612
Series 2007-FL14, Class C
2.693%, 6/15/22 (b)(c)	3,953	3,489,810

Credit Suisse Mortgage Capital Certificates
Series 2006-TF2A, Class SVD
2.984%, 10/15/21 (b)(c)	4,900	4,565,587
Series 2007-TFLA, Class A2
2.634%, 2/15/22 (b)(c)	8,000	7,120,288
Lehman Brothers Floating Rate Commercial Mortgage Trust
Series 2004-LLFA, Class C
2.824%, 10/15/17 (b)(c)	2,400	2,283,665
Morgan Stanley Capital
Series 2005-XLF, Class G
2.885%, 8/15/19 (b)(c)	2,000	1,916,485
Morgan Stanley Capital I
Series 2005-XLF, Class H
2.905%, 8/15/19 (b)(c)	1,000	935,983
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class H
2.914%, 9/15/21 (b)(c)	2,600	2,201,658
Series 2007-WHL8, Class E
2.914%, 6/15/20 (b)(c)	2,725	2,305,728

		29,273,895

Total Commercial Mortgage-Backed Securities (cost $154,617,904)		145,714,896

ASSET-BACKED SECURITIES - 8.1%
Home Equity Loans - Floating Rate - 4.2%
ACE Securities Corp.
Series 2003-OP1, Class A2
2.753%, 12/25/33 (b)	18	13,965
BNC Mortgage Loan Trust
Series 2007-2, Class M5
3.293%, 5/25/37 (b)	1,200	113,076
Countrywide Asset-Backed Certificates
Series 2007-10, Class 2A2
2.513%, 6/25/30 (b)	2,500	2,266,015
First Franklin Mortgage Loan Trust
Series 2004-FF4, Class A2
2.683%, 6/25/34 (b)	83	69,856
Home Equity Mortgage Trust
Series 2005-3, Class M1
2.933%, 11/25/35 (b)	452	406,816
Household Home Equity Loan Trust
Series 2006-1, Class M1
2.759%, 1/20/36 (b)	1,812	1,455,096
Series 2007-2, Class A2V
2.639%, 7/20/36 (b)	2,800	2,424,627
Indymac Residential Asset Backed Trust
Series 2007-B, Class 2A2
2.553%, 7/25/37 (b)	3,350	2,826,534

Lehman ABS Mortgage Loan Trust
Series 2007-1, Class 2A2
2.593%, 6/25/37 (b)(c)	3,700	3,047,298
Lehman XS Trust
Series 2005-2, Class 1M1
2.893%, 8/25/35 (b)(d)	5,000	1,250,000
Series 2006-1, Class 1M1
2.843%, 2/25/36 (b)(d)	4,000	1,000,000
Master Asset Backed Securities Trust
Series 2006-WMC1, Class A2
2.503%, 2/25/36 (b)	1,862	1,834,427
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-1, Class A2A
2.513%, 4/25/37 (b)	5,103	4,955,381
Series 2007-5, Class 2A1
3.093%, 10/25/37 (b)	4,577	4,383,657
Merrill Lynch First Franklin Mortgage Loan Trust FRN
Series 2007-3, Class A2B
2.523%, 6/25/37 (b)	4,060	3,322,221
Nationstar Home Equity Loan Trust
Series 2007-C, Class 2AV2
2.523%, 6/25/37 (b)	3,100	2,465,470
Newcastle Mortgage Securities Trust
Series 2006-1, Class A2
2.513%, 3/25/36 (b)	5,683	5,518,131
Series 2007-1, Class 2A1
2.523%, 4/25/37 (b)	3,594	3,188,946
Novastar Home Loan Equity
Series 2007-2, Class A2B
2.553%, 9/25/37 (b)	3,125	2,468,409
Series 2007-2, Class M1
2.693%, 9/25/37 (b)	4,935	790,587
Option One Mortgage Loan Trust
Series 2006-2, Class 2A2
2.493%, 7/25/36 (b)	4,215	3,966,711
Security National Mortgage Loan Trust
Series 2007-1A, Class 1A1
5.91%, 4/25/37 (c)	1,961	1,922,415
Soundview Home Equity Loan Trust
Series 2007-OPT2, Class 2A2
2.523%, 7/25/37 (b)	4,185	3,510,822
Specialty Underwriting & Residential Finance
Series 2005-AB2, Class M1
2.843%, 6/25/36 (b)	2,000	1,276,773

Wells Fargo Home Equity Trust
Series 2006-1, Class A2
2.483%, 5/25/36 (b)	1,932	1,880,352

		56,357,585

Home Equity Loans - Fixed Rate - 2.2%
American General Mortgage Loan Trust
Series 2003-1, Class A3
4.03%, 4/25/33	2,901	2,364,860
Citifinancial Mortgage Securities, Inc.
Series 2004-1, Class AF2
2.645%, 4/25/34	321	308,163
Citigroup Mortgage Loan Trust, Inc.
Series 2005-WF2, Class AF3
4.871%, 8/25/35	1,196	1,194,594
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36	3,471	2,199,522
Credit-Based Asset Servicing & Securities, Inc.
Series 2003-CB1, Class AF
3.45%, 1/25/33	1,621	1,388,875
Credit-Based Asset Servicing and Securities Trust
Series 2003-CB3, Class AF1
2.879%, 12/25/32	2,180	1,377,501
Series 2005-CB4, Class AF2
4.751%, 8/25/35	1,728	1,260,707
Series 2005-RP2, Class AF2
5.75%, 9/25/35 (c)	1,800	1,697,344
Series 2007-CB4, Class A2A
5.844%, 4/25/37	2,274	2,176,094
Flagstar Home Equity Loan Trust
Series 2007-1A, Class AF2
5.765%, 1/25/35 (c)	5,500	5,197,051
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36	783	743,765
Series 2006-5, Class A1
5.50%, 1/25/37	2,762	800,494
Household Home Equity Loan Trust
Series 2007-1, Class A2F
5.60%, 3/20/36	7,610	6,762,238
Nationstar NIM Trust
Series 2007-A, Class A
9.97%, 3/25/37 (c)	41	31,109

Structured Asset Securities Corp.
Series 2007-RM1, Class AI0
5.00%, 5/25/47 (c)(e)	11,232	2,131,447

		29,633,764

Autos - Floating Rate - 1.0%
Capital Auto Receivables Asset Trust
Series 2007-SN2, Class A2
3.294%, 1/15/10 (b)(c)	9,170	9,110,854
GE Dealer Floorplan Master Note Trust
Series 2006-2, Class A
2.549%, 4/20/13 (b)	4,360	4,267,347

		13,378,201

Other ABS - Floating Rate - 0.3%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
2.57%, 2/25/42 (b)(c)	3,554	3,402,510
Petra CRE CDO Ltd.
Series 2007-1A, Class C
3.493%, 2/25/47 (b)(c)	1,865	1,169,996

		4,572,506

Credit Cards - Floating Rate - 0.3%
Chase Issuance Trust
Series 2006-A1, Class A
2.554%, 4/15/13 (b)	4,000	3,918,123

Other ABS - Fixed Rate - 0.1%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (c)	1,600	1,433,250

Total Asset-Backed Securities (cost $136,125,566)		109,293,429

CMOS - 4.4%
Non-Agency Floating Rate - 1.8%
Adjustable Rate Mortgage Trust
Series 2005-11, Class 5M1
2.863%, 2/25/36 (b)(d)	4,155	415,500
American Home Mortgage Investment Trust
Series 2005-2, Class 2A1
3.963%, 9/25/45 (b)	115	90,012
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
5.236%, 12/25/35 (b)	1,347	1,053,585
Series 2006-OA14, Class 3A1
4.644%, 11/25/46 (b)	2,213	1,468,790
Countrywide Home Loan Mortgage Pass Through Trust
Series 2004-25, Class 1A6
2.873%, 2/25/35 (b)	155	117,500

Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2007-OA4, Class 1A1A
2.583%, 8/25/47 (b)	2,912	2,272,951
Deutsche ALT-A Securities, Inc. Mortgage Loan
Series 2005-AR1, Class 1A1
2.703%, 8/25/35 (b)	136	104,523
Homebanc Mortgage Trust
Series 2005-4, Class A2
2.723%, 10/25/35 (b)	4,216	2,346,650
Lehman XS Trust
Series 2007-2N, Class M1
2.733%, 2/25/37 (b)(d)	3,600	1,008,000
MLCC Mortgage Investors, Inc.
Series 2004-A, Class A1
2.623%, 4/25/29 (b)	117	108,073
Sequoia Mortgage Trust
Series 2007-3, Class 1A1
2.679%, 7/20/36 (b)	3,729	3,312,434
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3
2.623%, 5/25/35 (b)	200	172,655
Series 2005-9, Class 2A1
5.194%, 5/25/35 (b)	1,061	860,315
Structured Asset Mortgage Investment, Inc.
Series 2004-AR5, Class 1A1
2.828%, 10/19/34 (b)	739	598,296
WaMu Mortgage Pass Through Certificates FRN
Series 2006-AR9, Class 1AB2
2.613%, 8/25/46 (b)	4,575	3,014,076
Washington Mutual Mortgage Pass Through
Series 2006-AR11, Class 1A
4.754%, 9/25/46 (b)	3,663	2,878,225
Series 2006-AR11, Class 3A1A
4.714%, 9/25/46 (b)	1,337	1,029,544
Series 2006-AR4, Class 1A1B
4.734%, 5/25/46 (b)	1,524	1,020,960
Series 2007-OA1, Class A1A
4.494%, 2/25/47 (b)	3,394	2,601,252

		24,473,341

Non-Agency ARMS - 1.3%
Adjustable Rate Mortgage Trust
Series 2005-4, Class 3A1
4.959%, 8/25/35 (a)	4,022	3,917,682
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.381%, 2/25/36 (a)	3,555	2,837,106

Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.111%, 5/25/35 (a)	2,952	2,759,307
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.218%, 5/25/36 (a)	1,567	1,275,757
JP Morgan Alternative Loan Trust
Series 2006-A4, Class A1
5.95%, 9/25/36 (a)	5,186	4,714,743
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.242%, 8/25/35 (a)	2,559	2,504,667

		18,009,262

Non-Agency Fixed Rate - 0.9%
Deutsche ALT-A Securities, Inc. Alternate Loan Trust
Series 2006-AB2, Class A7
5.961%, 6/25/36	1,340	1,342,030
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.085%, 6/26/35 (c)	2,412	2,386,629
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A8, Class A1C1
5.25%, 8/25/36	1,563	1,437,194
Nomura Asset Acceptance Corp.
Series 2006-WF1, Class A2
5.755%, 6/25/36	6,125	6,122,671

		11,288,524

Agency Floating Rate - 0.4%
Federal National Mortgage Association
Series 2003-52, Class FV
3.393%, 5/25/31 (b)	3,496	3,518,071
Series 2003-W13, Class AV2
2.673%, 10/25/33 (b)	411	375,320
Freddie Mac Reference REMIC
Series 2006-R008, Class FK
2.914%, 7/15/23 (b)	1,787	1,756,692

		5,650,083

Total CMOs (cost $76,118,953)		59,421,210

INFLATION-LINKED SECURITIES - 2.4%
U.S. Treasury Notes
3.875%, 1/15/09 (TIPS) (cost $32,197,585)	32,010	33,012,469

CORPORATES - NON-INVESTMENT GRADES - 0.4%
Industrial - 0.4%
Communications - Telecommunications - 0.4%
Nextel Communications, Inc.
Series E
6.875%, 10/31/13 (cost $6,719,171)	6,796	5,504,760

	Shares
SHORT-TERM INVESTMENTS - 10.5%
Investment Companies - 10.5%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (f) (cost $141,985,903)	141,985,903	141,985,903

Total Investments - 106.1% (cost $1,491,046,527)		1,437,111,173
Other assets less liabilities - (6.1)%		(82,220,309)

Net Assets - 100.0%		$1,354,890,864

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2008	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr futures	1,121	September 2008	$236,919,595	$236,723,673	$(195,922)
Sold Contracts
U.S. T-Note 10 Yr futures	643	September 2008	73,292,401	72,849,891	442,510

					$246,588

(a)	Variable rate coupon, rate shown as of May 31, 2008.
(b)	Floating Rate Security. Stated interest rate was in effect at May 31, 2008.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate market value of these securities amounted to $60,803,797 or 4.5% of net assets.
(d)	Illiquid security, valued at fair value.
(e)	IO - Interest Only
(f)	Investment in affiliated money market mutual fund.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2008, the fund’s total exposure to subprime investments was 10.29%. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

TBA	–	To Be Announced
TIPS	–	Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

Intermediate Duration Bond Portfolio

Portfolio of Investments

May 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 30.1%
Financial Institutions - 14.7%
Banking - 5.8%
Bank of America Corp.
3.375%, 2/17/09 (a)	$1,970	$1,969,159
Bank of Tokyo-Mitsubishi UFJ L
7.40%, 6/15/11 (a)	170	179,955
BankAmerica Capital II
Series 2
8.00%, 12/15/26 (a)	1,950	1,916,168
Barclays Bank PLC
8.55%, 6/15/11 (a)(b)(c)	961	977,433
Citicorp, Inc.
Series MTNF
6.375%, 11/15/08 (a)	761	768,069
Citigroup, Inc.
3.13%, 6/09/09 (a)(d)	421	418,716
3.625%, 2/09/09 (a)	4,345	4,338,352
4.625%, 8/03/10 (a)	2,357	2,365,855
5.50%, 4/11/13 (a)	2,900	2,888,046
Compass Bank
5.50%, 4/01/20 (a)	4,989	4,270,943
Credit Suisse First Boston USA, Inc.
5.50%, 8/15/13 (a)	1,812	1,812,824
Deutsche Bank Ag London
5.00%, 10/12/10 (a)	4,225	4,296,339
Huntington National Bank
4.375%, 1/15/10 (a)	517	504,902
JP Morgan Chase & Co.
6.75%, 2/01/11 (a)	6,200	6,488,883
JPM Chase Capital XXV
Series Y
6.80%, 10/01/37 (a)	733	656,797
KeyBank NA
7.00%, 2/01/11 (a)	3,140	3,203,108
M&I Marshall & Ilsley Bank
5.00%, 1/17/17 (a)	3,700	3,311,015

Marshall & Ilsley Corp.
4.375%, 8/01/09 (a)	3,377	3,291,619
5.626%, 8/17/09 (a)	2,022	2,019,531
MBNA Corp.
4.625%, 9/15/08 (a)	1,362	1,366,240
Morgan JP & Co., Inc.
6.25%, 1/15/09 (a)	3,759	3,810,551
MUFG Capital Finance 1 Ltd.
6.346%, 7/25/16 (a)(b)	770	684,404
National City Bank of Pennsylvania
6.25%, 3/15/11 (a)	4,245	3,938,163
National City Bank/Cleveland OH
6.20%, 12/15/11 (a)	4,225	3,950,983
RBS Capital Trust III
5.512%, 9/30/14 (a)(b)(e)	562	485,947
Regions Financial Corp.
6.375%, 5/15/12 (a)	4,250	4,171,388
Resona Bank Ltd.
5.85%, 4/15/16 (a)(b)(c)	330	284,030
Resona Preferred Global Securities
7.191%, 7/30/15 (a)(b)(c)	619	578,284
SouthTrust Corp.
5.80%, 6/15/14 (a)	3,315	3,335,149
Standard Chartered PLC
6.409%, 1/30/17 (a)(b)(c)	4,800	3,962,880
Suntrust Bank
Series CD
3.196%, 6/02/09 (a)(d)	591	571,515
UBS Preferred Funding Trust I
8.622%, 10/01/10 (a)(b)	2,319	2,367,745
UFJ Finance Aruba AEC
6.75%, 7/15/13 (a)	1,913	1,943,294
Union Bank of California
5.95%, 5/11/16 (a)	1,005	944,810
Union Planters Corp.
7.75%, 3/01/11 (a)	2,817	2,879,253
Royal Bank of Scotland Group PLC
6.40%, 4/01/09 (a)	2,824	2,867,840
US Bancorp
5.30%, 4/28/09 (a)	4,260	4,297,488
Wachovia Corp.
5.35%, 3/15/11 (a)	2,205	2,198,762
5.50%, 5/01/13 (a)	4,155	4,109,274
5.625%, 12/15/08 (a)	1,324	1,329,403
Washington Mutual, Inc.
4.00%, 1/15/09 (a)	2,185	2,146,762
4.20%, 1/15/10 (a)	341	313,720

Wells Fargo & Co.
4.20%, 1/15/10 (a)	1,808	1,813,630
Zions Bancorporation
5.50%, 11/16/15 (a)	1,420	1,209,633

		101,238,862

Brokerage - 2.2%
The Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)	4,125	3,878,973
7.625%, 12/07/09 (a)	4,078	4,227,691
The Goldman Sachs Group, Inc.
3.875%, 1/15/09 (a)	3,321	3,321,123
4.75%, 7/15/13 (a)	1,876	1,830,402
5.125%, 1/15/15 (a)	1,590	1,524,827
7.35%, 10/01/09 (a)	899	931,186
Lehman Brothers Holdings, Inc.
5.75%, 1/03/17 (a)	1,564	1,389,558
6.50%, 7/19/17 (a)	1,315	1,221,254
7.875%, 11/01/09 (a)	1,780	1,827,852
Series MTNG
4.80%, 3/13/14 (a)	1,065	964,802
Merrill Lynch & Co., Inc.
6.00%, 2/17/09 (a)	4,146	4,144,835
6.05%, 5/16/16 (a)	1,607	1,510,774
Series MTNC
4.125%, 1/15/09 - 9/10/09 (a)	2,833	2,771,827
Morgan Stanley
5.05%, 1/21/11 (a)	4,375	4,275,162
6.75%, 4/15/11 (a)	4,135	4,229,534

		38,049,800

Finance - 3.4%
American Express Centurion
4.375%, 7/30/09 (a)	2,567	2,569,582
American Express Co.
4.75%, 6/17/09 (a)	1,922	1,923,086
American General Finance Corp.
4.625%, 5/15/09 (a)	2,620	2,605,464
Series MTNG
5.375%, 9/01/09 (a)	1,705	1,698,956
Capital One Bank
4.25%, 12/01/08 (a)	1,515	1,503,892
5.00%, 6/15/09 (a)	4,275	4,281,417
6.50%, 6/13/13 (a)	2,990	2,989,450
Capital One Financial Corp.
4.80%, 2/21/12 (a)	665	654,004
5.50%, 6/01/15 (a)	484	448,908
6.75%, 9/15/17 (a)	383	383,839

CIT Group, Inc.
3.375%, 4/01/09 (a)	3,725	3,472,855
5.85%, 9/15/16 (a)	3,790	3,045,902
Series MTN
5.125%, 9/30/14 (a)	1,815	1,465,533
Countrywide Financial Corp.
Series MTN
5.80%, 6/07/12 (a)	1,272	1,176,761
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11 (a)	1,151	1,030,738
General Electric Capital Corp.
4.00%, 2/17/09 (a)	880	881,946
4.375%, 11/21/11 (a)	1,213	1,208,572
4.80%, 5/01/13 (a)	4,255	4,230,704
6.75%, 3/15/32 (a)	3,134	3,170,756
Household Finance Corp.
4.125%, 12/15/08 (a)	1,555	1,555,936
HSBC Finance Corp.
6.50%, 11/15/08 (a)	4,771	4,826,434
7.00%, 5/15/12 (a)	2,095	2,195,275
International Lease Finance Corp.
6.375%, 3/15/09 (a)	4,190	4,251,023
iStar Financial, Inc.
5.15%, 3/01/12 (a)	1,544	1,352,930
5.65%, 9/15/11 (a)	2,350	2,082,687
SLM Corp.
5.375%, 5/15/14 (a)	3,490	2,961,652

		57,968,302

Insurance - 2.0%
Allied World Assurance Co. Holdings Ltd.
7.50%, 8/01/16 (a)	1,820	1,803,340
Allstate Life Global Funding Trust
Series 04-1
4.50%, 5/29/09 (a)	1,884	1,891,606
Assurant, Inc.
5.625%, 2/15/14 (a)	1,028	968,377
Berkshire Hathaway Finance Corp.
4.20%, 12/15/10 (a)	1,656	1,673,068
GE Global Ins
7.00%, 2/15/26 (a)	3,065	3,048,762
Genworth Financial, Inc.
4.75%, 6/15/09 (a)	1,651	1,647,452
5.231%, 5/16/09 (a)	1,462	1,466,523
6.515%, 5/22/18 (a)	4,100	3,945,418
Humana, Inc.
6.30%, 8/01/18 (a)	1,094	1,027,521

Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(c)	993	954,479
Prudential Financial, Inc.
5.15%, 1/15/13 (a)	2,545	2,503,234
UnitedHealth Group, Inc.
4.125%, 8/15/09 (a)	1,589	1,579,139
5.25%, 3/15/11 (a)	4,300	4,275,400
WellPoint, Inc.
4.25%, 12/15/09 (a)	4,327	4,283,639
XL Capital Ltd.
5.25%, 9/15/14 (a)	4,520	4,120,486

		35,188,444

REITS - 1.3%
ERP Operating LP
5.25%, 9/15/14 (a)	4,570	4,279,933
HCP, Inc.
6.00%, 1/30/17 (a)	4,630	4,118,130
Health Care REIT, Inc.
6.20%, 6/01/16 (a)	3,980	3,509,262
Healthcare Realty Trust, Inc.
5.125%, 4/01/14 (a)	2,373	2,090,632
Mack-Cali Realty LP
7.25%, 3/15/09 (a)	665	673,898
Simon Property Group LP
5.00%, 3/01/12 (a)	4,335	4,233,370
5.625%, 8/15/14 (a)	3,236	3,134,024

		22,039,249

		254,484,657

Industrial - 13.2%
Basic - 1.4%
ArcelorMittal
6.125%, 6/01/18 (a)(c)	4,330	4,219,113
BHP Billiton Finance USA Ltd.
7.25%, 3/01/16 (a)	3,132	3,404,685
Celulosa Arauco Y Constitucion
8.625%, 8/15/10 (a)	999	1,082,880
The Dow Chemical Co.
7.375%, 11/01/29 (a)	220	238,053
International Paper Co.
4.25%, 1/15/09 (a)	1,772	1,766,858
5.30%, 4/01/15 (a)	2,625	2,293,079
Lubrizol Corp.
4.625%, 10/01/09 (a)	805	799,411
Packaging Corp. of America
5.75%, 8/01/13 (a)	1,099	1,057,648
PPG Industries, Inc.
5.75%, 3/15/13 (a)	3,190	3,236,217

United States Steel Corp.
5.65%, 6/01/13 (a)	3,901	3,787,227
7.00%, 2/01/18 (a)	1,260	1,259,700
Weyerhaeuser Co.
5.95%, 11/01/08 (a)	1,083	1,093,063

		24,237,934

Capital Goods - 1.0%
Boeing Capital Corp.
4.75%, 8/25/08 (a)	1,615	1,624,231
6.50%, 2/15/12 (a)	205	218,556
Caterpillar Financial Services
4.50%, 6/15/09 (a)	2,246	2,257,792
Hutchison Whampoa International Ltd.
7.45%, 11/24/33 (a)(c)	1,449	1,508,825
Illinois Tool Works, Inc.
5.75%, 3/01/09 (a)	1,727	1,759,677
Lafarge SA
6.15%, 7/15/11 (a)	2,204	2,258,053
Masco Corp.
4.80%, 6/15/15 (a)	4,795	4,085,230
Textron, Inc.
6.375%, 11/15/08 (a)	875	886,833
Tyco International Group SA
6.00%, 11/15/13 (a)	1,250	1,245,057
Waste Management, Inc.
6.875%, 5/15/09 (a)	1,435	1,467,550

		17,311,804

Communications - Media - 1.2%
British Sky Broadcasting Group PLC
6.875%, 2/23/09 (a)	489	500,202
BSKYB Finance UK PLC
5.625%, 10/15/15 (a)(c)	2,325	2,253,783
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13 (a)	940	1,036,663
9.455%, 11/15/22 (a)	1,731	2,099,552
Comcast Cable Communications, Inc.
6.20%, 11/15/08 (a)	859	863,713
6.875%, 6/15/09 (a)	1,463	1,494,468
Comcast Corp.
5.30%, 1/15/14 (a)	2,253	2,200,890
5.50%, 3/15/11 (a)	2,767	2,759,496
News America Holdings, Inc.
6.55%, 3/15/33 (a)	1,383	1,319,421
RR Donnelley & Sons Co.
4.95%, 4/01/14 (a)	710	650,802

Time Warner Entertainment Co.
8.375%, 3/15/23 (a)	4,950	5,412,681
WPP Finance Corp.
5.875%, 6/15/14 (a)	886	844,763

		21,436,434

Communications - Telecommunications - 3.1%
AT&T Corp.
8.00%, 11/15/31 (a)	295	340,129
AT&T, Inc.
4.125%, 9/15/09 (a)	2,135	2,137,927
British Telecommunications PLC
8.625%, 12/15/10 (a)	4,581	4,964,237
Embarq Corp.
6.738%, 6/01/13 (a)	210	206,393
7.082%, 6/01/16 (a)	7,985	7,765,093
New Cingular Wireless Services, Inc.
7.875%, 3/01/11 (a)	3,940	4,220,879
8.75%, 3/01/31 (a)	1,429	1,706,266
Pacific Bell Telephone Co.
6.625%, 10/15/34 (a)	3,900	3,729,593
Qwest Corp.
7.875%, 9/01/11 (a)	3,735	3,800,363
8.875%, 3/15/12 (a)	2,780	2,912,050
Telecom Italia Capital SA
4.00%, 11/15/08 - 1/15/10 (a)	3,815	3,768,035
6.375%, 11/15/33 (a)	375	331,328
Telefonos de Mexico SAB de CV
4.50%, 11/19/08 (a)	3,828	3,829,749
Verizon Communications, Inc.
4.90%, 9/15/15 (a)	1,590	1,540,055
5.25%, 4/15/13 (a)	2,310	2,329,259
Verizon New Jersey, Inc.
Series A
5.875%, 1/17/12 (a)	2,200	2,240,799
Vodafone Group PLC
5.50%, 6/15/11 (a)	3,015	3,039,747
7.75%, 2/15/10 (a)	4,075	4,267,589

		53,129,491

Consumer Cyclical - Automotive - 0.2%
Daimler Finance North America
7.75%, 1/18/11 (a)	2,465	2,618,367
Daimler Finance North America LLC
4.875%, 6/15/10 (a)	698	704,811

		3,323,178

Consumer Cyclical - Other - 0.9%
MDC Holdings, Inc.
5.50%, 5/15/13 (a)	4,540	4,359,589
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15 (a)	2,676	2,741,565
7.875%, 5/01/12 (a)	2,826	2,957,672
Toll Brothers Finance Corp.
5.15%, 5/15/15 (a)	405	356,554
6.875%, 11/15/12 (a)	1,055	1,020,760
Wyndham Worldwide Corp.
6.00%, 12/01/16 (a)	4,535	4,034,889

		15,471,029

Consumer Cyclical - Retailers - 0.1%
Wal-Mart Stores, Inc.
4.25%, 4/15/13 (a)	1,830	1,816,943

Consumer Non-Cyclical - 2.4%
Abbott Laboratories
3.50%, 2/17/09 (a)	2,124	2,121,060
Bunge Ltd. Finance Corp.
5.10%, 7/15/15 (a)	1,711	1,515,210
5.875%, 5/15/13 (a)	2,720	2,663,133
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(c)	3,480	3,315,139
ConAgra Foods, Inc.
7.875%, 9/15/10 (a)	641	685,072
Fisher Scientific International, Inc.
6.125%, 7/01/15 (a)	3,241	3,181,006
6.75%, 8/15/14 (a)	1,166	1,181,438
Kraft Foods, Inc.
4.125%, 11/12/09 (a)	3,245	3,251,068
5.25%, 10/01/13 (a)	4,355	4,257,779
The Kroger Co.
6.80%, 12/15/18 (a)	1,100	1,152,187
Baxter FinCo BV
4.75%, 10/15/10 (a)	3,753	3,802,183
Reynolds American, Inc.
7.25%, 6/01/13 (a)	3,730	3,872,158
7.625%, 6/01/16 (a)	3,655	3,816,361
Safeway, Inc.
4.125%, 11/01/08 (a)	683	683,740
6.50%, 3/01/11 (a)	453	469,696
Tyson Foods, Inc.
6.85%, 4/01/16 (a)	3,785	3,740,220
Wyeth
5.50%, 2/01/14 (a)	2,212	2,222,372

		41,929,822

Energy - 1.2%
Amerada Hess Corp.
7.875%, 10/01/29 (a)	2,273	2,624,804
Canadian Natural Resources Ltd.
5.15%, 2/01/13 (a)	1,220	1,224,773
ConocoPhillips
6.375%, 3/30/09 (a)	1,854	1,895,203
Gaz Capital SA
6.212%, 11/22/16 (a)(c)	7,890	7,723,419
Statoilhydro Asa
6.36%, 1/15/09 (a)	1,248	1,272,421
The Premcor Refining Group, Inc.
7.50%, 6/15/15 (a)	2,115	2,201,440
Valero Energy Corp.
6.875%, 4/15/12 (a)	2,588	2,692,234
Weatherford International Ltd.
5.15%, 3/15/13 (a)	1,600	1,585,894
6.00%, 3/15/18 (a)	610	610,397

		21,830,585

Technology - 1.4%
Computer Sciences Corp.
5.50%, 3/15/13 (a)(c)	2,290	2,259,509
Electronic Data Systems Corp.
7.45%, 10/15/29 (a)	1,555	1,593,447
Series B
6.50%, 8/01/13 (a)	5,930	6,120,021
International Business Machines Corp.
4.375%, 6/01/09 (a)	455	459,047
5.375%, 2/01/09 (a)	1,891	1,913,726
Motorola, Inc.
6.50%, 9/01/25 (a)	1,800	1,470,426
7.50%, 5/15/25 (a)	290	265,467
7.625%, 11/15/10 (a)	146	148,142
Oracle Corp.
4.95%, 4/15/13 (a)	1,955	1,961,559
Xerox Capital Trust I
8.00%, 2/01/27 (a)	4,410	4,294,136
Xerox Corp.
7.625%, 6/15/13 (a)	720	745,772
9.75%, 1/15/09 (a)	2,738	2,832,987

		24,064,239

Transportation - Airlines - 0.1%
United Air Lines, Inc.
6.636%, 7/02/22 (a)	1,800	1,592,743

Transportation - Railroads - 0.2%
Canadian Pacific Railway Co.
6.50%, 5/15/18 (a)	935	929,758
Norfolk Southern Corp.
6.20%, 4/15/09 (a)	1,770	1,803,014

		2,732,772

		228,876,974

Utility - 2.0%
Electric - 1.6%
Carolina Power & Light Co.
6.50%, 7/15/12 (a)	3,155	3,322,452
Enersis SA
7.375%, 1/15/14 (a)	4,090	4,329,007
Exelon Corp.
6.75%, 5/01/11 (a)	1,295	1,334,967
FirstEnergy Corp.
Series B
6.45%, 11/15/11 (a)	1,300	1,340,182
Series C
7.375%, 11/15/31 (a)	1,436	1,544,925
FPL Group Capital, Inc.
5.625%, 9/01/11 (a)	2,855	2,946,052
MidAmerican Energy Holdings Co.
5.875%, 10/01/12 (a)	1,763	1,815,081
Nisource Finance Corp.
6.80%, 1/15/19 (a)	4,345	4,264,700
7.875%, 11/15/10 (a)	1,656	1,721,626
Pacific Gas & Electric Co.
4.80%, 3/01/14 (a)	1,700	1,666,734
Progress Energy, Inc.
7.10%, 3/01/11 (a)	574	605,172
Public Service Company of Colorado
Series 10
7.875%, 10/01/12 (a)	874	977,647
SPI Electricity & Gas Australia Holdings Pty Ltd.
6.15%, 11/15/13 (a)(c)	1,447	1,450,049

		27,318,594

Natural Gas - 0.2%
Duke Energy Field Services Corp.
7.875%, 8/16/10 (a)	506	535,246
Enterprise Products Operating LP
Series B
5.60%, 10/15/14 (a)	1,278	1,240,741
Williams Cos, Inc.
7.125%, 9/01/11 (a)	2,285	2,396,394

		4,172,381

Other Utility - 0.2%
Veolia Environnement
6.00%, 6/01/18 (a)	2,785	2,760,216

		34,251,191

Non Corporate Sectors - 0.2%
Agencies - Government Sponsored - 0.2%
Eksportfinans A/s
5.50%, 5/25/16 (a)	4,075	4,290,515

Total Corporates - Investment Grades (cost $533,843,359)		521,903,337

MORTGAGE PASS-THRU’S - 23.1%
Agency Fixed Rate 30-Year - 19.5%
Federal Gold Loan Mortgage Corp.
Series 2005
4.50%, 8/01/35 - 10/01/35 (a)	17,624	16,454,297
Series 2006
4.50%, 1/01/36 - 5/01/36 (a)	188	175,372
7.00%, 8/01/36 - 10/01/36 (a)	1,370	1,443,468
Series 2007
5.50%, 7/01/35 (a)	6,034	6,017,702
7.00%, 2/01/37 (a)	101	106,052
Federal Home Loan Mortgage Corp.
Series 2007
7.00%, 2/01/37 (a)	13,369	14,083,308
Federal National Mortgage Association
Series 2003
5.00%, 11/01/33 (a)	16,507	16,013,393
5.50%, 4/01/33 - 7/01/33 (a)	22,547	22,471,688
Series 2004
5.50%, 4/01/34 - 11/01/34 (a)	17,204	17,135,456
Series 2005
4.50%, 8/01/35 - 12/01/35 (a)	26,667	24,905,100
5.50%, 2/01/35 (a)	4,146	4,131,652
6.00%, 4/01/35 (a)	13,611	13,875,764
Series 2006
5.00%, 1/01/36 - 2/01/36 (a)	25,115	24,316,946
6.50%, 9/01/36 (a)	38,681	39,929,979
Series 2007
4.50%, 9/01/35 - 8/01/37 (a)	19,185	17,929,937
5.00%, 7/01/36 (a)	6,663	6,457,429
5.50%, 11/01/36 - 8/01/37 (a)	52,820	52,608,966
6.50%, 11/01/37 (a)	5,616	5,795,734
Series 2008
5.50%, 3/01/37 (a)	54,399	54,042,573

		337,894,816

Agency ARMS - 3.6%
Federal Home Loan Mortgage Corp.
Series 2006
5.817%, 12/01/36 (a)(d)	29,657	30,269,445
Series 2007
5.697%, 12/01/37 (a)(d)	6,862	6,938,677
5.986%, 2/01/37 (a)(d)	6,100	6,231,496
6.115%, 1/01/37 (a)(d)	8,568	8,771,893
Federal National Mortgage Association
Series 2006
5.973%, 11/01/36 (a)(d)	6,365	6,524,802
Series 2007
5.784%, 8/01/37 (a)(d)	4,664	4,713,614

		63,449,927

Total Mortgage Pass-Thru’s (cost $399,095,625)		401,344,743

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.1%
Non-Agency Fixed Rate CMBS - 13.0%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35 (a)	833	850,469
Series 2004-4, Class A3
4.128%, 7/10/42 (a)	1,035	1,035,000
Series 2004-6, Class A2
4.161%, 12/10/42 (a)	3,865	3,841,351
Series 2006-5, Class A4
5.414%, 9/10/47 (a)	7,680	7,516,402
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PWR7, Class A3
5.116%, 2/11/41 (a)	2,500	2,437,624
Series 2005-T18, Class A4
4.933%, 2/13/42 (a)	4,235	4,082,285
Series 2006-PW12, Class A4
5.726%, 9/11/38 (a)	2,285	2,295,224
Series 2007-PW18, Class A4
5.70%, 6/11/50 (a)	8,425	8,198,207
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4
6.095%, 12/10/49 (a)	8,585	8,660,166
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-CK2, Class A2
3.861%, 3/15/36 (a)	133	131,715
Series 2004-C1, Class A4
4.75%, 1/15/37 (a)	1,815	1,784,148
Series 2005-C1, Class A4
5.014%, 2/15/38 (a)	1,516	1,475,405

Credit Suisse Mortgage Capital Certificates
Series 2006-C3, Class A3
5.827%, 6/15/38 (a)	8,485	8,571,744
Series 2006-C4, Class A3
5.467%, 9/15/39 (a)	6,475	6,345,290
Series 2006-C5, Class A3
5.311%, 12/15/39 (a)	4,500	4,359,331
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A3FX
4.863%, 7/10/45 (a)	3,265	3,268,794
Greenwich Capital Commercial Funding Corp.
Series 2003-C1, Class A4
4.111%, 7/05/35 (a)	1,102	1,039,510
Series 2005-GG3, Class A2
4.305%, 8/10/42 (a)	1,823	1,811,010
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2004-C1, Class A2
4.302%, 1/15/38 (a)	1,720	1,687,554
Series 2005-LDP1, Class A4
5.038%, 3/15/46 (a)	1,846	1,796,459
Series 2005-LDP3, Class A2
4.851%, 8/15/42 (a)	2,810	2,810,151
Series 2005-LDP4, Class A2
4.79%, 10/15/42 (a)	1,420	1,418,583
Series 2006-CB14, Class A4
5.481%, 12/12/44 (a)	4,158	4,100,978
Series 2006-CB15, Class A4
5.814%, 6/12/43 (a)	7,100	7,136,160
Series 2006-CB17, Class A4
5.429%, 12/12/43 (a)	8,580	8,384,013
Series 2007-LD11, Class A2
5.804%, 6/15/49 (a)	9,010	9,039,195
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A4
4.166%, 5/15/32 (a)	4,900	4,743,609
Series 2004-C2, Class A4
4.367%, 3/15/36 (a)	7,760	7,355,952
Series 2004-C4, Class A4
5.125%, 6/15/29 (a)	6,015	6,049,383
Series 2004-C8, Class A2
4.201%, 12/15/29 (a)	1,084	1,077,230
Series 2005-C1, Class A4
4.742%, 2/15/30 (a)	4,209	4,042,052
Series 2005-C7, Class A4
5.197%, 11/15/30 (a)	2,380	2,331,085
Series 2006-C1, Class A4
5.156%, 2/15/31 (a)	6,557	6,349,209
Series 2006-C6, Class A4
5.372%, 9/15/39 (a)	8,090	7,893,062

Series 2007-C6, Class A4
5.858%, 7/15/40 (a)	5,725	5,645,959
Series 2007-C7, Class A3
5.866%, 9/15/45 (a)	4,345	4,282,766
Series 2008-C1, Class A2
6.15%, 4/15/41 (a)	4,785	4,867,721
Merrill Lynch Mortgage Trust
Series 2005-CKI1, Class A6
5.243%, 11/12/37 (a)	2,100	2,066,809
Series 2005-MKB2, Class A2
4.806%, 9/12/42 (a)	2,230	2,229,388
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-1, Class A2
5.439%, 2/12/39 (a)	5,385	5,429,877
Series 2006-2, Class A4
5.909%, 6/12/46 (a)	3,075	3,120,244
Series 2007-9, Class A4
5.70%, 9/12/17 (a)	8,644	8,544,054
Morgan Stanley Capital
Series 2007-HQ13, Class A3
5.569%, 12/15/44 (a)	8,155	7,833,487
Morgan Stanley Capital I
Series 2004-HQ4, Class A5
4.59%, 4/14/40 (a)	6,500	6,392,129
Series 2005-HQ5, Class A4
5.168%, 1/14/42 (a)	5,186	5,094,838
Series 2007-T27, Class A4
5.65%, 6/13/42 (a)	9,860	9,651,373
Wachovia Bank Commercial Mortgage Trust
Series 2006-C27, Class A3
5.765%, 7/15/45 (a)	8,565	8,490,406
Series 2007-C32, Class A3
5.741%, 6/15/49 (a)	8,610	8,504,737

		226,072,138

Non-Agency Floating Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
3.204%, 3/06/20 (a)(c)(d)	1,855	1,740,150

Total Commercial Mortgage-Backed Securities (cost $230,812,878)		227,812,288

GOVERNMENTS - TREASURIES - 10.1%
Treasuries - 10.1%
U.S. Treasury Bonds
4.50%, 2/15/36 (a)(f)	42,175	40,807,602
U.S. Treasury Notes
2.125%, 1/31/10 (a)	36,630	36,378,169
3.625%, 12/31/12 (a)	92,630	93,744,432
4.25%, 11/15/17 (a)	3,460	3,510,277

Total Governments - Treasuries (cost $175,550,885)		174,440,480

AGENCIES - 1.9%
Agency Debentures - 1.9%
Federal Home Loan Mortgage Corp.
5.50%, 8/23/17 (a)	8,195	8,736,862
Federal National Mortgage Association
6.25%, 5/15/29 (a)	16,335	18,328,376
6.625%, 11/15/30 (a)	4,485	5,279,356

Total Agencies (cost $33,746,226)		32,344,594

CMOS - 1.6%
Non-Agency ARMS - 1.0%
Bear Stearns Alt-A Trust
Series 2006-1, Class 22A1
5.381%, 2/25/36 (a)(b)	3,780	3,017,012
Series 2006-3, Class 22A1
6.188%, 5/25/36 (a)(b)	1,694	1,211,362
Series 2007-1, Class 21A1
5.75%, 1/25/47 (a)(b)	2,360	1,825,538
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
5.111%, 5/25/35 (a)(b)	4,217	3,941,867
Series 2006-AR1, Class 3A1
5.50%, 3/25/36 (a)(d)	4,465	3,684,152
Indymac Index Mortgage Loan Trust
Series 2006-AR7, Class 4A1
6.218%, 5/25/36 (a)(b)	2,094	1,705,069
Residential Funding Mortgage Securities, Inc.
Series 2005-SA3, Class 3A
5.242%, 8/25/35 (a)(b)	2,672	2,614,645

		17,999,645

Non-Agency Floating Rate - 0.4%
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1
4.794%, 12/25/35 (a)(d)	1,607	1,257,219
Series 2006-OA14, Class 3A1
4.644%, 11/25/46 (a)(d)	5,013	3,326,291
Countrywide Home Loan
Series 2004-25, Class M1
2.923%, 2/25/35 (d)(g)	2,997	1,349,374
JP Morgan Alternative Loan Trust
Series 2006-S1, Class 3A1
2.503%, 3/25/36 (a)(d)	423	410,266

		6,343,150

Non-Agency Fixed Rate - 0.2%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.085%, 6/26/35 (a)©	3,010	2,978,134

Agency Floating Rate - 0.0%
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4
3.376%, 5/28/35 (a)(d)	392	352,854

Total CMOs (cost $34,619,416)		27,673,783

ASSET-BACKED SECURITIES - 1.2%
Home Equity Loans - Floating Rate - 1.0%
Asset Backed Funding Certificates
Series 2003-WF1, Class A2
4.02%, 12/25/32 (a)(d)	870	776,957
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AMC4, Class M1
2.663%, 5/25/37 (a)(d)	3,715	864,666
Credit-Based Asset Servicing & Securities, Inc.
Series 2005-CB7, Class AF2
5.147%, 11/25/35 (a)(e)	575	541,083
GE-WMC Mortgage Securities LLC
Series 2005-2, Class A2B
2.563%, 12/25/35 (a)(d)	1,238	1,191,737
HFC Home Equity Loan Asset Backed Certificates
Series 2005-3, Class A1
2.739%, 1/20/35 (a)(d)	1,096	891,071
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class 2A1
2.473%, 1/25/36 (a)(d)	88	87,469
Lehman XS Trust
Series 2005-4, Class 1M1
2.893%, 10/25/35 (d)(g)	4,865	1,070,300
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-1, Class A2A
2.513%, 4/25/37 (a)(d)	4,657	4,522,611

Option One Mortgage Loan Trust
Series 2006-3, Class M1
2.623%, 2/25/37 (a)(d)	1,785	286,136
RAAC Series
Series 2006-SP3, Class A1
2.473%, 8/25/36 (a)(d)	773	735,547
Residential Asset Mortgage Products, Inc.
Series 2005-RS3, Class AIA2
2.563%, 3/25/35 (a)(d)	419	370,676
Series 2005-RZ1, Class A2
2.593%, 4/25/35 (a)(d)	864	765,238
Specialty Underwriting & Residential Finance
Series 2006-BC1, Class A2A
2.473%, 12/25/36 (a)(d)	70	70,080
Wells Fargo Home Equity Trust
Series 2006-1, Class A2
2.483%, 5/25/36 (a)(d)	4,830	4,700,880

		16,874,451

Other ABS - Floating Rate - 0.1%
Petra CRE CDO Ltd.
Series 2007-1A, Class C
3.493%, 2/25/47 (a)(c)(d)	2,220	1,392,703
SLM Student Loan Trust
Series 2003-C, Class A1
2.90%, 9/15/16 (a)(d)	443	436,330

		1,829,033

Home Equity Loans - Fixed Rate - 0.1%
Citifinancial Mortgage Securities, Inc.
Series 2003-1, Class AFPT
3.36%, 1/25/33 (a)	818	571,966
Home Equity Mortgage Trust
Series 2005-4, Class A3
4.742%, 1/25/36 (a)	466	442,412
Residential Funding Mortgage Securities II, Inc.
Series 2005-HI2, Class A3
4.46%, 5/25/35 (a)	394	391,343

		1,405,721

Other ABS - Fixed Rate - 0.0%
DB Master Finance, LLC
Series 2006-1, Class A2
5.779%, 6/20/31 (a)(c)	1,000	895,781

Total Asset-Backed Securities (cost $31,040,335)		21,004,986

SUPRANATIONALS - 1.0%
Asian Development Bank
5.50%, 6/27/16 (a)	3,810	4,092,607
European Investment Bank
4.875%, 2/15/36 (a)	1,970	1,905,336

Inter-American Development Bank
5.125%, 9/13/16 (a)	4,180	4,411,020
Nordic Investment Bank
5.00%, 2/01/17 (a)	4,180	4,356,576
International Bank for Reconstruction & Development
9.25%, 7/15/17 (a)	2,340	3,153,756

Total Supranationals (cost $17,872,622)		17,919,295

QUASI-SOVEREIGNS - 0.7%
Quasi-Sovereign Bonds - 0.7%
RSHB Capital SA for OJSC Russian Agricultural Bank
6.299%, 5/15/17 (a)(c)	4,470	4,172,298
7.75%, 5/29/18 (a)(c)	8,160	8,192,640

Total Quasi-Sovereigns (cost $12,347,575)		12,364,938

GOVERNMENTS - SOVEREIGN BONDS - 0.4%
Russian Federation
7.50%, 3/31/30 (a)(c)(e) (cost $7,123,328)	6,502	7,381,650

GOVERNMENTS - SOVEREIGN AGENCIES - 0.4%
Landwirtschaftliche Rentenbank
5.125%, 3/14/16 - 2/01/17 (a)	5,490	5,750,166
Korea Development Bank
4.625%, 9/16/10 (a)	1,335	1,335,343

Total Governments - Sovereign Agencies (cost $7,020,940)		7,085,509

CORPORATES - NON-INVESTMENT GRADES - 0.3%
Industrial - 0.2%
Basic - 0.0%
Westvaco Corp.
8.20%, 1/15/30 (a)	670	637,734

Consumer Cyclical - Other - 0.2%
Centex Corp.
5.45%, 8/15/12 (a)	4,085	3,656,075

		4,293,809

Financial Institutions - 0.1%
Finance - 0.1%
Countrywide Financial Corp.
6.25%, 5/15/16 (a)	1,806	1,574,931

Total Corporates - Non-Investment Grades (cost $6,411,643)		5,868,740

	Shares
SHORT-TERM INVESTMENTS - 15.1%
Investment Companies - 15.1%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (h) (cost $261,226,165)	261,226,165	261,226,165

Total Investments - 99.0% (cost $1,750,710,997)		1,718,370,508
Other assets less liabilities - 1.0%		18,059,486

Net Assets - 100.0%		$1,736,429,994

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Lehman Brothers	$116,060	6/03/10	3 Month LIBOR	3.444%	$0
Lehman Brothers	10,000	12/04/11	3 Month LIBOR	4.850%	461,958
Lehman Brothers	12,075	2/26/13	3 Month LIBOR	3.746%	(113,958)
Lehman Brothers	171,095	11/28/17	3 Month LIBOR	4.726%	1,856,906

FINANCIAL FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2008	Unrealized Appreciation/ (Depreciation)
Sold Contracts
U.S T-Bond futures	152	September 2008	$17,691,645	$17,252,000	$439,645
U.S. T-Note 10 Yr futures	254	September 2008	28,951,685	28,551,187	400,498
U.S. T-Note 5 Yr futures	291	September 2008	32,331,984	31,991,812	340,172

					$1,180,315

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2008	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Japanese Yen settling 8/18/08	29,600	$282,964	$281,994	$(970)
Mexican Peso settling 6/09/08	47,363	4,552,047	4,583,696	31,649
Mexican Peso settling 6/09/08	20,323	1,949,509	1,966,818	17,309
Mexican Peso settling 6/09/08	135,303	12,983,472	13,094,349	110,877
Mexican Peso settling 6/09/08	108,218	10,400,888	10,473,102	72,214
Mexican Peso settling 6/09/08	63,374	6,093,265	6,133,212	39,947
Polish Zloty settling 7/09/08	42,942	19,456,319	19,735,528	279,209
Sale Contracts:
Mexican Peso settling 6/09/08	363,374	33,664,400	35,166,458	(1,502,058)
Mexican Peso settling 6/09/08	11,208	1,038,339	1,084,718	(46,379)
Polish Zloty settling 7/09/08	42,942	19,477,499	19,735,528	(258,029)

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $1,454,724,672.
(b)	Variable rate coupon, rate shown as of May 31, 2008.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate market value of these securities amounted to $56,240,299 or 3.2% of net assets.
(d)	Floating Rate Security. Stated interest rate was in effect at May 31, 2008.
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2008.
(f)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of this security amounted to $1,596,504.
(g)	Illiquid security, valued at fair value. (See Note A)
(h)	Investment in affiliated money market mutual fund.

Please note: The issuer classifications presented herein are based on the Lehman Brothers Fixed Income Indices developed by Lehman Brothers. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Lehman Brothers.

The fund currently owns investments collateralized by subprime mortgage loans. Subprime loans are offered to homeowners who do not have a history of debt or who have had problems meeting their debt obligations. Because repayment is less certain, subprime borrowers pay a higher rate of interest than prime borrowers. As of May 31, 2008, the fund’s total exposure to subprime investments was 2.39%. These investments are valued in accordance with the fund’s Valuation Policies.

Glossary:

LIBOR                 -                 London Interbank Offered Rates

AllianceBernstein Pooling Portfolios

Inflation Protected Securities Portfolio

Portfolio of Investments

May 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
INFLATION-LINKED SECURITIES - 96.8%
U.S. Treasury Notes
0.875%, 4/15/10 (TIPS)	$17,606	$17,802,304
1.625%, 1/15/15 - 1/15/18 (TIPS)	113,082	115,205,145
1.875%, 7/15/13 - 7/15/15 (TIPS)	100,813	104,977,571
2.00%, 7/15/14 - 1/15/26 (TIPS)	96,285	100,368,346
2.375%, 1/15/17 (TIPS)	83,521	89,686,663
3.00%, 7/15/12 (TIPS)	67,538	73,432,036
3.375%, 1/15/12 (TIPS)	73,968	80,972,140
3.50%, 1/15/11 (TIPS)	49,620	53,729,075
4.25%, 1/15/10 (TIPS)	43,151	46,141,342

Total Inflation-Linked Securities (cost $649,699,116)		682,314,622

	Shares
SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (a) (cost $16,024,468)	16,024,468	16,024,468

Total Investments - 99.1%
(cost $665,723,584)		698,339,090
Other assets less liabilities - 0.9%		6,223,945

Net Assets - 100.0%		$704,563,035

(a)	Investment in affiliated money market mutual fund.

Glossary:

TIPS            -            Treasury Inflation Protected Security

AllianceBernstein Pooling Portfolios

High Yield Portfolio

Portfolio of Investments

May 31, 2008 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - NON-INVESTMENT GRADES - 84.3%
Industrial - 61.9%
Basic - 5.4%
Arch Western Finance LLC
6.75%, 7/01/13 (a)	$670	$661,625
Basell AF SCA
8.375%, 8/15/15 (a)(b)	1,445	1,033,175
Bowater Canada Finance Corp.
7.95%, 11/15/11 (a)	3,630	2,541,000
Citigroup (JSC Severstal)
9.25%, 4/19/14 (a)(b)	1,938	2,078,893
Domtar Corp.
7.125%, 8/15/15 (a)	2,500	2,387,500
Evraz Group SA
8.25%, 11/10/15 (a)(b)	1,369	1,350,108
Georgia-Pacific Corp.
7.00%, 1/15/15 (a)(b)	905	900,475
7.125%, 1/15/17 (a)(b)	1,095	1,081,312
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
7.176%, 11/15/14 (a)(c)	525	498,750
9.75%, 11/15/14 (a)	525	577,500
Huntsman International LLC
7.875%, 11/15/14 (a)	1,130	1,209,100
Ineos Group Holdings PLC
8.50%, 2/15/16 (a)(b)	1,575	1,224,562
Jefferson Smurfit Corp. US
8.25%, 10/01/12 (a)	630	579,600
Momentive Performance Materials, Inc.
10.125%, 12/01/14 (a)(d)	835	741,062
The Mosaic Co.
7.875%, 12/01/16 (a)(b)(e)	2,875	3,119,375
NewMarket Corp.
7.125%, 12/15/16 (a)	615	605,775
NewPage Corp.
10.00%, 5/01/12 (a)	797	848,805
Novelis, Inc.
7.25%, 2/15/15 (a)	4,070	3,825,800

Peabody Energy Corp.
5.875%, 4/15/16 (a)	900	855,000
7.375%, 11/01/16 (a)	1,095	1,119,638
Series B
6.875%, 3/15/13 (a)	1,815	1,833,150
Steel Dynamics Inc.
7.75%, 4/15/16 (a)(b)	775	776,938

		29,849,143

Capital Goods - 5.9%
Alion Science and Technology Corp.
10.25%, 2/01/15 (a)	270	190,350
Allied Waste North America, Inc.
6.375%, 4/15/11 (a)	1,603	1,588,974
6.875%, 6/01/17 (a)	1,430	1,383,525
Series B
7.125%, 5/15/16 (a)	2,053	2,017,073
7.375%, 4/15/14 (a)	655	661,550
Associated Materials, Inc.
11.25%, 3/01/14 (a)(f)	1,635	1,115,888
Berry Plastics Holding Corp.
8.875%, 9/15/14 (a)	1,580	1,445,700
10.25%, 3/01/16 (a)	555	444,000
Bombardier, Inc.
6.30%, 5/01/14 (a)(b)	3,015	2,954,700
8.00%, 11/15/14 (a)(b)	2,120	2,226,000
Case Corp.
7.25%, 1/15/16 (a)	2,935	2,942,338
Case New Holland, Inc.
7.125%, 3/01/14 (a)	2,990	3,019,900
Crown Americas
7.625%, 11/15/13 (a)	1,500	1,545,000
L-3 Communications Corp.
5.875%, 1/15/15 (a)	1,828	1,732,030
Owens Brockway Glass Container, Inc.
6.75%, 12/01/14 (a)	2,530	2,561,625
Owens Corning, Inc.
6.50%, 12/01/16 (a)	1,210	1,062,369
7.00%, 12/01/36 (a)	1,555	1,219,429
Plastipak Holdings, Inc.
8.50%, 12/15/15 (a)(b)	990	930,600
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08 (a)(g)(h)(i)	453	56,691
Terex Corp.
8.00%, 11/15/17 (a)	786	803,685
United Rentals North America, Inc.
6.50%, 2/15/12 (a)	640	590,400
7.75%, 11/15/13 (a)	2,075	1,779,312

		32,271,139

Communications - Media - 10.2%
Allbritton Communications Co.
7.75%, 12/15/12 (a)	1,351	1,354,378
AMC Entertainment, Inc.
11.00%, 2/01/16 (a)	2,250	2,283,750
Cablevision Systems Corp.
Series B
8.00%, 4/15/12 (a)	1,637	1,591,983
CCH I Holdings LLC
11.75%, 5/15/14 (a)	7,657	5,053,620
CCH I LLC
11.00%, 10/01/15 (a)	1,000	850,000
Clear Channel Communications, Inc.
5.50%, 9/15/14 (a)	5,809	3,804,895
5.75%, 1/15/13 (a)	1,641	1,197,930
CSC Holdings, Inc.
6.75%, 4/15/12 (a)	2,565	2,488,050
7.625%, 7/15/18 (a)	1,535	1,442,900
7.875%, 2/15/18 (a)	640	611,200
Dex Media West LLC
Series B
8.50%, 8/15/10 (a)	444	445,110
DirecTV Holdings LLC
6.375%, 6/15/15 (a)	3,811	3,615,686
EchoStar DBS Corp.
6.375%, 10/01/11 (a)	1,080	1,066,500
6.625%, 10/01/14 (a)	3,970	3,741,725
7.125%, 2/01/16 (a)	850	811,750
Idearc, Inc.
8.00%, 11/15/16 (a)(j)	5,580	3,989,700
Intelsat Bermuda Ltd.
11.25%, 6/15/16 (a)	2,812	2,868,240
Lamar Media Corp.
6.625%, 8/15/15 (a)	475	447,687
Liberty Media Corp.
5.70%, 5/15/13 (a)	545	498,668
7.875%, 7/15/09 (a)	350	355,792
8.25%, 2/01/30 (a)	530	476,290
LIN Television Corp.
6.50%, 5/15/13 (a)	725	687,844
Nielsen Finance LLC / Nielsen Finance Co.
Zero Coupon, 8/01/16 (a)(f)	755	547,375
Quebecor Media, Inc.
7.75%, 3/15/16 (a)	3,255	3,189,900

Rainbow National Services LLC
8.75%, 9/01/12 (a)(b)	764	783,100
10.375%, 9/01/14 (a)(b)	473	506,110
RH Donnelley Corp.
8.875%, 10/15/17 (a)(b)	2,785	1,865,950
Series A-1
6.875%, 1/15/13 (a)	705	472,350
Series A-2
6.875%, 1/15/13 (a)	2,248	1,506,160
Series A-3
8.875%, 1/15/16 (a)	2,740	1,876,900
Sirius Satellite Radio, Inc.
9.625%, 8/01/13 (a)	545	467,337
Univision Communications, Inc.
7.85%, 7/15/11 (a)	1,190	1,124,550
WDAC Subsidiary Corp.
8.375%, 12/01/14 (a)(b)	982	765,960
WMG Holdings Corp.
9.50%, 12/15/14 (a)(f)	3,196	1,917,600
XM Satellite Radio, Inc.
9.75%, 5/01/14 (a)	1,415	1,379,625

		56,086,615

Communications - Telecommunications - 6.0%
Alltel Corp.
7.875%, 7/01/32 (a)	2,750	2,007,500
American Tower Corp.
7.00%, 10/15/17 (a)(b)	310	309,225
Citizens Communications Co.
6.25%, 1/15/13 (a)	1,977	1,858,380
Cricket Communications, Inc.
9.375%, 11/01/14 (a)	2,085	2,012,025
Digicel Ltd.
9.25%, 9/01/12 (a)(b)	2,227	2,288,243
Inmarsat Finance PLC
7.625%, 6/30/12 (a)	1,835	1,871,700
10.375%, 11/15/12 (a)(f)	1,037	1,037,000
Level 3 Financing, Inc.
8.75%, 2/15/17 (a)	2,360	2,082,700
9.25%, 11/01/14 (a)	1,200	1,122,000
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)(b)	2,358	2,422,845
Nextel Communications, Inc.
Series D
7.375%, 8/01/15 (a)	2,950	2,374,750
Qwest Capital Funding, Inc.
7.25%, 2/15/11 (a)	4,029	3,938,347

Qwest Communications International, Inc.
7.50%, 2/15/14 (a)	350	343,000
Sprint Capital Corp.
6.875%, 11/15/28 (a)	3,815	3,052,000
8.75%, 3/15/32 (a)	1,180	1,064,950
Time Warner Telecom Holdings, Inc.
9.25%, 2/15/14 (a)	740	765,900
Vip Finance
8.375%, 4/30/13 (a)(b)	1,060	1,079,892
Windstream Corp.
8.125%, 8/01/13 (a)	1,464	1,496,940
8.625%, 8/01/16 (a)	1,560	1,612,650

		32,740,047

Consumer Cyclical - Automotive - 7.9%
Affinia Group, Inc.
9.00%, 11/30/14 (a)	45	38,138
Allison Transmission
11.00%, 11/01/15 (a)(b)	1,105	1,041,463
Ford Motor Co.
7.45%, 7/16/31 (a)	5,020	3,476,350
Ford Motor Credit Co.
5.46%, 1/13/12 (a)(c)	2,785	2,353,294
7.00%, 10/01/13 (a)	4,474	3,762,419
8.00%, 12/15/16 (a)	2,145	1,800,779
General Motors Acceptance Corp.
6.75%, 12/01/14 (a)	2,700	2,090,394
6.875%, 9/15/11 (a)	7,005	5,905,852
8.00%, 11/01/31 (a)	2,170	1,662,396
General Motors Corp.
8.25%, 7/15/23 (a)	4,155	2,846,175
8.375%, 7/15/33 (a)	6,705	4,592,925
The Goodyear Tire & Rubber Co.
8.625%, 12/01/11 (a)	550	580,250
9.00%, 7/01/15 (a)	1,307	1,401,757
Keystone Automotive Operations, Inc.
9.75%, 11/01/13 (a)	1,436	911,860
Lear Corp.
Series B
5.75%, 8/01/14 (a)	1,835	1,513,875
8.50%, 12/01/13 (a)	370	344,100
8.75%, 12/01/16 (a)	3,010	2,731,575
Tenneco, Inc.
8.625%, 11/15/14 (a)	465	460,350
TRW Automotive, Inc.
7.25%, 3/15/17 (a)(b)	5,330	4,983,550
Visteon Corp.
7.00%, 3/10/14 (a)	1,795	1,193,675

		43,691,177

Consumer Cyclical - Other - 6.8%
Boyd Gaming Corp.
7.75%, 12/15/12 (a)	737	685,410
Broder Brothers Co.
Series B
11.25%, 10/15/10 (a)	642	422,115
DR Horton, Inc.
4.875%, 1/15/10 (a)	250	235,000
Gaylord Entertainment Co.
8.00%, 11/15/13 (a)	1,307	1,261,255
Greektown Holdings LLC
10.75%, 12/01/13 (a)(b)(i)	850	586,500
Harrah’s Operating Co., Inc.
5.75%, 10/01/17 (a)	514	283,985
6.50%, 6/01/16 (a)	5,352	3,197,820
10.75%, 2/01/16 (a)(b)	5,146	4,464,155
Host Hotels & Resorts LP
6.875%, 11/01/14 (a)	385	376,337
Series Q
6.75%, 6/01/16 (a)	2,935	2,846,950
KB Home
6.375%, 8/15/11 (a)	600	574,500
7.75%, 2/01/10 (a)	410	402,825
Levi Strauss & Co.
8.875%, 4/01/16 (a)	742	751,275
MGM Mirage
6.625%, 7/15/15 (a)	3,952	3,398,720
7.50%, 6/01/16 (a)	1,200	1,066,500
7.625%, 1/15/17 (a)	2,080	1,830,400
8.375%, 2/01/11 (a)	2,179	2,159,934
Mohegan Tribal Gaming Auth
7.125%, 8/15/14 (a)	1,245	1,086,262
Penn National Gaming, Inc.
6.875%, 12/01/11 (a)	1,496	1,466,080
Six Flags, Inc.
9.625%, 6/01/14 (a)	1,250	775,000
Station Casinos, Inc.
6.625%, 3/15/18 (a)	3,610	2,111,850
Trump Entertainment Resorts, Inc.
8.50%, 6/01/15 (a)	1,145	775,738
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10 (a)(b)	1,097	1,091,515
Universal City Development Partners
11.75%, 4/01/10 (a)	913	939,249

Universal City Florida Holding Co.
8.375%, 5/01/10 (a)	630	625,275
William Lyon Homes, Inc.
10.75%, 4/01/13 (a)	1,107	697,410
Wynn Las Vegas Capital Corp.
6.625%, 12/01/14 (a)	3,435	3,314,775

		37,426,835

Consumer Cyclical - Restaurants - 0.2%
Outback Steakhouse Inc.
10.00%, 6/15/15 (a)(b)	1,065	756,150
Sbarro, Inc.
10.375%, 2/01/15 (a)	415	361,050

		1,117,200

Consumer Cyclical - Retailers - 1.8%
Autonation, Inc.
4.713%, 4/15/13 (a)(c)	175	154,656
Burlington Coat Factory Warehouse Corp.
11.125%, 4/15/14 (a)	555	471,750
Couche-Tard, Inc.
7.50%, 12/15/13 (a)	1,006	1,018,575
Dollar General Corp.
10.625%, 7/15/15 (a)	1,090	1,068,200
GSC Holdings Corp.
8.00%, 10/01/12 (a)	2,070	2,183,850
Michaels Stores, Inc.
10.00%, 11/01/14 (a)	885	818,625
Rite Aid Corp.
6.875%, 8/15/13 (a)	2,400	1,668,000
9.25%, 6/01/13 (a)	870	714,488
9.375%, 12/15/15 (a)	100	78,000
9.50%, 6/15/17 (a)	1,919	1,496,820

		9,672,964

Consumer Non-Cyclical - 6.2%
ARAMARK Corp.
8.50%, 2/01/15 (a)	1,710	1,750,612
Community Health Systems, Inc.
8.875%, 7/15/15 (a)	2,266	2,336,812
DaVita, Inc.
7.25%, 3/15/15 (a)	1,219	1,191,573
Dean Foods Co.
7.00%, 6/01/16 (a)	921	858,833
Del Monte Corp.
6.75%, 2/15/15 (a)	395	382,163
Dole Food Co., Inc.
8.625%, 5/01/09 (a)	420	411,600
8.875%, 3/15/11 (a)	718	660,560

Elan Finance PLC/Elan Finance Corp.
7.75%, 11/15/11 (a)	2,825	2,761,438
Hanger Orthopedic Group, Inc.
10.25%, 6/01/14 (a)	670	690,100
HCA, Inc.
6.375%, 1/15/15 (a)	4,848	4,217,760
6.50%, 2/15/16 (a)	1,520	1,320,500
6.75%, 7/15/13 (a)	1,650	1,493,250
9.625%, 11/15/16 (a)(d)	2,665	2,811,575
Healthsouth Corp.
10.75%, 6/15/16 (a)	580	620,600
IASIS Healthcare Corp.
8.75%, 6/15/14 (a)	1,174	1,206,285
LVB Acquisition Merger Sub, Inc.
11.625%, 10/15/17 (a)(b)	1,220	1,293,200
New Albertsons, Inc.
7.45%, 8/01/29 (a)	2,220	2,162,833
Select Medical Corp.
7.625%, 2/01/15 (a)	1,145	1,019,050
Spectrum Brands, Inc.
7.375%, 2/01/15 (a)	1,180	802,400
Stater Brothers Holdings
8.125%, 6/15/12 (a)	594	605,880
Tenet Healthcare Corp.
7.375%, 2/01/13 (a)	1,175	1,095,687
9.25%, 2/01/15 (a)	730	713,575
9.875%, 7/01/14 (a)	1,700	1,700,000
Universal Hospital Services, Inc.
8.288%, 6/01/15 (a)(c)	895	848,012
Viant Holdings, Inc.
10.125%, 7/15/17 (a)(b)	567	476,280
Visant Corp.
7.625%, 10/01/12 (a)	883	881,896

		34,312,474

Energy - 3.9%
Chesapeake Energy Corp.
6.50%, 8/15/17 (a)	1,560	1,470,300
6.625%, 1/15/16 (a)	2,195	2,129,150
6.875%, 1/15/16 (a)	270	265,275
7.50%, 9/15/13 (a)	805	819,087
7.75%, 1/15/15 (a)	1,895	1,963,694
CIE Generale De Geophysique
7.50%, 5/15/15 (a)	1,285	1,301,063
7.75%, 5/15/17 (a)	195	198,900
Complete Production Services, Inc.
8.00%, 12/15/16 (a)	650	658,125

Energy XXI Gulf Coast, Inc.
10.00%, 6/15/13 (a)		1,145	1,059,125
Forest Oil Corp.
7.25%, 6/15/19 (a)		1,830	1,797,975
Hilcorp Energy I LP/Hilcorp Finance Co.
7.75%, 11/01/15 (a)(b)		760	742,900
Newfield Exploration Co.
7.125%, 5/15/18 (a)		1,635	1,612,519
OPTI Canada, Inc.
8.25%, 12/15/14 (a)		313	322,390
PetroHawk Energy Corp.
9.125%, 7/15/13 (a)		776	807,040
Plains Exploration & Production Co.
7.75%, 6/15/15 (a)		1,155	1,163,662
Pride International, Inc.
7.375%, 7/15/14 (a)		634	645,095
Range Resources Corp.
7.50%, 5/15/16 (a)		940	958,800
Southwestern Energy Co.
7.50%, 2/01/18 (a)(b)		395	399,070
Tesoro Corp.
6.25%, 11/01/12 (a)		1,180	1,113,625
6.50%, 6/01/17 (a)		2,160	1,930,500

			21,358,295

Other Industrial - 1.0%
Central European Distribution Corp.
8.00%, 7/25/12 (a)(b)	EUR	173	269,371
Central European Media Enterprises Ltd.
8.25%, 5/15/12 (a)(b)		398	625,999
Evraz Group SA
8.875%, 4/24/13 (a)(b)		$200	204,000
Noble Group Ltd.
6.625%, 3/17/15 (a)(b)		2,000	1,780,226
RBS Global, Inc. and Rexnord Corp.
9.50%, 8/01/14 (a)		1,295	1,298,238
11.75%, 8/01/16 (a)		725	710,500
Sensus Metering Systems, Inc.
8.625%, 12/15/13 (a)		655	633,713

			5,522,047

Services - 0.7%
Realogy Corp.
10.50%, 4/15/14 (a)		2,530	1,897,500
Service Corp. International
6.75%, 4/01/16 (a)		1,000	952,500
Travelport LLC
9.875%, 9/01/14 (a)		535	514,938
West Corp.
9.50%, 10/15/14 (a)		500	467,500

			3,832,438

Technology - 4.6%
Amkor Technology, Inc.
9.25%, 6/01/16 (a)	3,480	3,453,900
Avago Technologies Finance
10.125%, 12/01/13 (a)	755	811,625
CA, Inc.
4.75%, 12/01/09 (a)(b)	965	953,331
Ceridian Corp.
11.25%, 11/15/15 (a)(b)	1,155	1,091,475
First Data Corp.
9.875%, 9/24/15 (a)(b)	1,341	1,213,605
Flextronics International Ltd.
6.50%, 5/15/13 (a)	1,418	1,396,730
Freescale Semiconductor, Inc.
8.875%, 12/15/14 (a)	4,530	4,009,050
10.125%, 12/15/16 (a)	2,625	2,211,562
Iron Mountain, Inc.
6.625%, 1/01/16 (a)	1,360	1,312,400
Nortel Networks Corp.
6.875%, 9/01/23 (a)	626	435,070
Nortel Networks Ltd.
10.125%, 7/15/13 (a)	1,025	1,004,500
NXP BV / NXP Funding LLC
5.463%, 10/15/13 (a)(c)	1,000	915,000
9.50%, 10/15/15 (a)	445	419,969
Seagate Technology HDD Holding
6.375%, 10/01/11 (a)	2,143	2,110,855
Serena Software, Inc.
10.375%, 3/15/16 (a)	875	818,125
Sungard Data Systems, Inc.
9.125%, 8/15/13 (a)	3,122	3,215,660

		25,372,857

Transportation - Airlines - 0.4%
AMR Corp.
9.00%, 8/01/12 (a)	1,675	988,250
Continental Airlines, Inc.
8.75%, 12/01/11 (a)	1,330	931,000
Series RJO3
7.875%, 7/02/18 (a)	575	459,672

		2,378,922

Transportation - Railroads - 0.2%
Trinity Industries, Inc.
6.50%, 3/15/14 (a)	1,300	1,280,500

Transportation - Services - 0.7%
Avis Budget Car Rental
7.75%, 5/15/16 (a)	1,660	1,423,450
Hertz Corp.
8.875%, 1/01/14 (a)	1,145	1,139,275
10.50%, 1/01/16 (a)	1,175	1,172,062

		3,734,787

		340,647,440

Utility - 9.7%
Electric - 8.6%
The AES Corp.
7.75%, 3/01/14 (a)	2,430	2,430,000
8.00%, 10/15/17 (a)	3,740	3,754,025
8.75%, 5/15/13 (a)(b)	140	145,425
Allegheny Energy Supply
7.80%, 3/15/11 (a)	1,070	1,110,125
8.25%, 4/15/12 (a)(b)	1,830	1,930,650
Aquila, Inc.
14.875%, 7/01/12 (a)	1,096	1,304,240
CMS Energy Corp.
8.50%, 4/15/11 (a)	835	882,282
Dynegy Holdings, Inc.
7.75%, 6/01/19 (a)	3,360	3,183,600
8.375%, 5/01/16 (a)	3,180	3,195,900
Dynegy Roseton/Danskammer Pass Through Trust
Series B
7.67%, 11/08/16 (a)	1,222	1,228,110
Dynegy-Roseton Danskammer
Series A
7.27%, 11/08/10 (a)	312	312,426
Edison Mission Energy
7.00%, 5/15/17 (a)	3,840	3,753,600
7.50%, 6/15/13 (a)	1,860	1,897,200
7.75%, 6/15/16 (a)	1,695	1,737,375
Energy Future Holdings Corp.
10.875%, 11/01/17 (a)(b)	1,545	1,610,663
Mirant Americas Generation LLC
8.50%, 10/01/21 (a)	3,550	3,425,750
NRG Energy, Inc.
7.25%, 2/01/14 (a)	420	411,600
7.375%, 2/01/16 - 1/15/17 (a)	4,805	4,692,712
Reliant Energy, Inc.
6.75%, 12/15/14 (a)	598	611,455
7.625%, 6/15/14 (a)	1,820	1,824,550
7.875%, 6/15/17 (a)	1,840	1,849,200

Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (a)(b)	2,151	2,196,709
TXU Corp.
Series P
5.55%, 11/15/14 (a)	1,957	1,586,636
Series Q
6.50%, 11/15/24 (a)	3,106	2,342,871

		47,417,104

Natural Gas - 1.1%
El Paso Corp.
7.375%, 12/15/12 (a)	1,245	1,279,624
Enterprise Products Operating LP
8.375%, 8/01/66 (a)(j)	3,450	3,465,087
Regency Energy Partners
8.375%, 12/15/13 (a)	1,089	1,127,115

		5,871,826

		53,288,930

Non Corporate Sectors - 6.9%
Derivatives - RACERS - 3.1%
Racers
Series 06-6-T
2.813%, 7/01/08 (a)(b)(c)	18,550	17,446,887

Derivatives - Total Return Swaps - 3.8%
High Yield Total Return Trust
Series 2007-1
2.638%, 7/01/08 (a)(b)(c)	22,505	20,777,337

		38,224,224

Credit Default Index Holdings - 4.1%
DJ CDX.NA.HY-100 - 4.1%
CDX North America High Yield
Series 8-T1
7.625%, 6/29/12 (a)(b)	18,810	18,010,575
Dow Jones CDX HY
Series 5-T2
7.25%, 12/29/10 (a)(b)	4,312	4,355,318

		22,365,893

Financial Institutions - 1.7%
Banking - 0.1%
Mobile Telesystems Finance SA
8.00%, 1/28/12 (a)(b)	500	512,795

Brokerage - 0.1%
E*Trade Financial Corp.
7.375%, 9/15/13 (a)	680	584,800

Finance - 1.0%
Countrywide Financial Corp.
6.25%, 5/15/16 (a)	2,221	1,936,834
Residential Capital LLC
8.375%, 6/30/10 (a)	2,355	1,259,925
8.50%, 4/17/13 (a)	2,240	1,120,000
8.875%, 6/30/15 (a)	2,055	1,027,500

		5,344,259

Insurance - 0.1%
Crum & Forster Holdings Corp.
7.75%, 5/01/17 (a)	760	725,800

REITS - 0.4%
American Real Estate Partners LP
7.125%, 2/15/13 (a)	2,500	2,287,500

		9,455,154

Total Corporates - Non-Investment Grades (cost $497,390,069)		463,981,641

CORPORATES - INVESTMENT GRADES - 10.8%
Industrial - 5.8%
Basic - 2.1%
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/01/17 (a)	4,280	4,601,000
International Steel Group, Inc.
6.50%, 4/15/14 (a)	2,081	2,100,424
United States Steel Corp.
7.00%, 2/01/18 (a)	1,825	1,824,566
Weyerhaeuser Co.
7.375%, 3/15/32 (a)	3,165	3,125,051

		11,651,041

Capital Goods - 0.2%
Masco Corp.
6.125%, 10/03/16 (a)	1,420	1,317,358

Communications - Telecommunications - 0.6%
Qwest Corp.
6.875%, 9/15/33 (a)	2,240	1,915,200
8.875%, 3/15/12 (a)	1,115	1,167,963

		3,083,163

Consumer Cyclical - Other - 0.1%
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/01/12 (a)	539	564,114

Consumer Cyclical - Retailers - 0.7%
Federated Retail Holdings, Inc.
5.90%, 12/01/16 (a)	1,495	1,325,226
Limited Brands, Inc.
5.25%, 11/01/14 (a)	2,028	1,779,371
6.90%, 7/15/17 (a)	845	782,984

		3,887,581

Consumer Non-Cyclical - 1.4%
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (a)(b)	1,080	1,028,836
Coventry Health Care, Inc.
5.875%, 1/15/12 (a)	683	662,117
Reynolds American, Inc.
7.25%, 6/01/12 - 6/01/13 (a)	3,395	3,518,496
7.625%, 6/01/16 (a)	1,490	1,555,781
Ventas Realty LP/Ventas Capital Corp.
6.75%, 4/01/17 (a)	832	823,680

		7,588,910

Energy - 0.1%
National Oilwell Varco, Inc.
Series B
6.125%, 8/15/15 (a)	856	853,205

Technology - 0.6%
Computer Sciences Corp.
5.50%, 3/15/13 (a)(b)	1,300	1,282,690
Motorola, Inc.
7.50%, 5/15/25 (a)	1,470	1,345,644
Xerox Corp.
6.40%, 3/15/16 (a)	535	544,200

		3,172,534

		32,117,906

Financial Institutions - 3.6%
Banking - 0.4%
Washington Mutual, Inc.
5.25%, 9/15/17 (a)	2,455	2,062,200

Brokerage - 0.7%
The Bear Stearns Co., Inc.
5.55%, 1/22/17 (a)	1,685	1,584,502
Lehman Brothers Holdings, Inc.
5.75%, 1/03/17 (a)	2,585	2,296,679

		3,881,181

Finance - 1.7%
Capital One Financial Corp.
6.75%, 9/15/17 (a)	663	664,452
CIT Group, Inc.
5.40%, 1/30/16 (a)	515	407,832
Series MTN
5.125%, 9/30/14 (a)	2,450	1,978,267
Countrywide Financial Corp.
Series MTN
5.80%, 6/07/12 (a)	515	476,440
Countrywide Home Loans, Inc.
Series MTNL
4.00%, 3/22/11 (a)	56	50,149
iStar Financial, Inc.
5.15%, 3/01/12 (a)	2,890	2,532,363

SLM Corp.
Series MTN
5.125%, 8/27/12 (a)	1,100	950,733
Series MTNA
4.50%, 7/26/10 (a)	845	778,211
5.00%, 10/01/13 (a)	2,000	1,685,638

		9,524,085

Insurance - 0.6%
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (a)(b)	950	913,148
7.80%, 3/15/37 (a)(b)	770	613,790
MBIA, Inc.
5.70%, 12/01/34 (a)	3,255	2,079,541

		3,606,479

Other Finance - 0.2%
Aiful Corp.
6.00%, 12/12/11 (a)(b)	921	867,994

		19,941,939

Utility - 1.4%
Electric - 0.3%
Sierra Pacific Power Co.
Series M
6.00%, 5/15/16 (a)	440	437,324
Teco Finance, Inc.
6.572%, 11/01/17 (a)	500	492,233
7.00%, 5/01/12 (a)	722	751,783

		1,681,340

Natural Gas - 1.1%
Tennessee Gas Pipeline Co.
7.00%, 10/15/28 (a)	570	552,120
Williams Co., Inc.
7.625%, 7/15/19 (a)	3,189	3,424,189
7.875%, 9/01/21 (a)	1,634	1,781,060

		5,757,369

		7,438,709

Total Corporates - Investment Grades (cost $60,395,317)		59,498,554

	Shares
PREFERRED STOCKS - 0.5%
Non Corporate Sectors - 0.4%
Agencies - Government Sponsored - 0.4%
Federal Home Loan Mortgage Corp.
Series Z
8.375% (a)		36,525	916,777
Federal National Mortgage Association
8.25% (a)		54,625	1,330,119

			2,246,896

Financial Institutions - 0.1%
REITS - 0.1%
Sovereign REIT
12.00% (a)(b)		624	611,520

Total Preferred Stocks (cost $3,183,550)			2,858,416

	Principal Amount (000)
EMERGING MARKETS - CORPORATE BONDS - 0.4%
Industrial - 0.4%
Consumer Cyclical - Other - 0.2%
Royal Caribbean Cruises Ltd.
8.75%, 2/02/11 (a)		$846	869,265

Consumer Non-Cyclical - 0.2%
Foodcorp Ltd.
8.875%, 6/15/12 (a)(b)	EUR	1,128	1,333,713

Total Emerging Markets - Corporate Bonds (cost $2,424,828)			2,202,978

	Shares
EQUITIES - 0.0%
Common Stock - 0.0%
Phase Metrics (a)(g)(k) (cost $904)		90,400	904

SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (l) (cost $10,283,092)		10,283,092	10,283,092

Total Investments - 97.9% (cost $573,677,760)			538,825,585
Other assets less liabilities - 2.1%			11,440,212

Net Assets - 100.0%			$550,265,797

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at May 31, 2008	Unrealized Appreciation/ (Depreciation)
Sale Contracts:
Euro
settling 7/29/08	1,496	$2,345,043	$2,320,069	$24,974

(a)	Position, or a portion thereof, has been segregated to collateralize forward currency exchange contracts. The aggregate market value of these securities amounted to $527,730,493.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2008, the aggregate market value of these securities amounted to $123,308,303 or 22.4% of net assets.
(c)	Floating Rate Security. Stated interest rate was in effect at May 31, 2008.
(d)	Pay-In-Kind Payments (PIK).
(e)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at May 31, 2008.
(f)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)	Illiquid security, valued at fair value. (See Note A)
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.01% of net assets as of May 31, 2008, is considered illiquid and restricted.

Restricted Securities	Acquisition Date	Acquisition Cost	Market Value	Percentage of Net Assets
Russell-Stanley Holdings, Inc.
9.00%, 11/30/08	8/05/05	$396,900	$56,691	0.01%

(i)	Security is in default and is non-income producing.
(j)	Variable rate coupon, rate shown as of May 31, 2008.
(k)	Non-income producing security.
(l)	Investment in affiliated money market mutual fund.

Please note: The issuer classifications presented herein are based on the Lehman Brothers Fixed Income Indices developed by Lehman Brothers. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Lehman Brothers.

Currency Abbreviations:
EUR	-	Euro Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Pooling Portfolios

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: July 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: July 23, 2008